UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 98.4%
Advertising Agencies — 1.5%
The Interpublic Group of Companies, Inc.	947,400	$16,276,332
		16,276,332
Aerospace — 2.0%
Lockheed Martin Corp.	169,248	21,587,582
		21,587,582
Asset Management & Custodian — 1.3%
State Street Corp.	225,820	14,847,665
		14,847,665
Automobiles — 1.3%
General Motors Co.(1)	391,400	14,078,658
		14,078,658
Banks: Diversified — 6.2%
Comerica, Inc.	306,373	12,043,523
KeyCorp	1,886,938	21,511,093
The PNC Financial Services Group, Inc.	239,100	17,322,795
Wells Fargo & Co.	413,600	17,089,952
		67,967,363
Cable Television Services — 2.9%
DIRECTV(1)	531,520	31,758,320
		31,758,320
Chemicals: Specialty — 2.0%
Praxair, Inc.	183,750	22,088,588
		22,088,588
Computer Services, Software & Systems — 8.2%
Microsoft Corp.	1,598,700	53,252,697
Symantec Corp.	1,138,250	28,171,687
Yahoo! Inc.(1)	252,580	8,375,553
		89,799,937
Diversified Financial Services — 4.3%
Capital One Financial Corp.	179,012	12,305,285
JPMorgan Chase & Co.	469,400	24,263,286
Raymond James Financial, Inc.	246,900	10,288,323
		46,856,894
Diversified Manufacturing Operations — 0.8%
Honeywell International, Inc.	102,705	8,528,623
		8,528,623
Diversified Media — 2.7%
Twenty-First Century Fox, Inc.	896,975	30,048,662
		30,048,662
Diversified Retail — 6.5%
Dollar General Corp.(1)	585,969	33,083,810
Liberty Interactive Corp., Class A(1)	1,649,854	38,722,073
		71,805,883
Drug & Grocery Store Chains — 1.8%
CVS Caremark Corp.	357,100	20,265,425
		20,265,425

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2013 (unaudited)	Shares	Value
Fertilizers — 4.1%
The Mosaic Co.	1,043,677	$44,898,985
		44,898,985
Financial Data & Systems — 4.9%
Fidelity National Information Services, Inc.	274,280	12,737,563
Thomson Reuters Corp.	657,329	23,013,088
The Western Union Co.	947,000	17,671,020
		53,421,671
Foods — 4.9%
Kellogg Co.	335,680	19,714,486
Mondelez International, Inc., Class A	1,079,600	33,921,032
		53,635,518
Health Care Management Services — 3.6%
UnitedHealth Group, Inc.	545,878	39,090,324
		39,090,324
Insurance: Life — 6.2%
Aflac, Inc.	457,074	28,334,017
Prudential Financial, Inc.	503,740	39,281,645
		67,615,662
Insurance: Property-Casualty — 2.6%
The Allstate Corp.	555,730	28,092,152
		28,092,152
Machinery: Engines — 1.5%
Cummins, Inc.	121,455	16,137,726
		16,137,726
Machinery: Industrial — 0.7%
Joy Global, Inc.	159,500	8,140,880
		8,140,880
Oil Well Equipment & Services — 0.9%
Schlumberger Ltd.	118,549	10,474,990
		10,474,990
Oil: Crude Producers — 9.5%
Concho Resources, Inc.(1)	302,677	32,934,284
Occidental Petroleum Corp.	368,919	34,508,683
Southwestern Energy Co.(1)	1,008,375	36,684,683
		104,127,650
Pharmaceuticals — 13.7%
Actavis, Inc.(1)	73,250	10,548,000
Cardinal Health, Inc.	239,700	12,500,355
Merck & Co., Inc.	876,871	41,747,829
Pfizer, Inc.	1,224,050	35,142,475
Warner Chilcott PLC, Class A	1,427,421	32,616,570
Zoetis, Inc.	548,078	17,056,187
		149,611,416
Precious Metals & Minerals — 1.7%
Goldcorp, Inc.	705,669	18,354,451
		18,354,451
Scientific Instruments: Control & Filter — 1.8%
Parker Hannifin Corp.	184,230	20,029,486
		20,029,486

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

September 30, 2013 (unaudited)	Shares	Value
Securities Brokerage & Services — 0.8%
CME Group, Inc.	114,366	$8,449,360
		8,449,360
Total Common Stocks (Cost $905,616,235)		1,077,990,203

	Principal Amount	Value
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $22,051,000, due 10/1/2013(2)	$22,051,000	22,051,000
Total Repurchase Agreements (Cost $22,051,000)		22,051,000
Total Investments — 100.4% (Cost $927,667,235)		1,100,041,203
Other Liabilities, Net — (0.4)%		(4,847,429)
Total Net Assets — 100.0%		$1,095,193,774

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$22,497,225

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,077,990,203	$—	$—	$1,077,990,203
Repurchase Agreements	—	22,051,000	—	22,051,000

Total	$1,077,990,203	$22,051,000	$—	$1,100,041,203

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 97.0%
Aerospace — 3.2%
HEICO Corp., Class A	36,641	$1,837,180
Teledyne Technologies, Inc.(1)	21,500	1,825,995
		3,663,175
Asset Management & Custodian — 1.3%
Financial Engines, Inc.	3,925	233,302
WisdomTree Investments, Inc.(1)	109,600	1,272,456
		1,505,758
Auto Parts — 2.0%
Dorman Products, Inc.	45,900	2,274,345
		2,274,345
Back Office Support, HR and Consulting — 3.5%
Huron Consulting Group, Inc.(1)	32,900	1,730,869
Robert Half International, Inc.	34,120	1,331,704
WageWorks, Inc.(1)	18,500	933,325
		3,995,898
Banks: Diversified — 1.0%
Signature Bank(1)	12,439	1,138,417
		1,138,417
Biotechnology — 6.4%
Aegerion Pharmaceuticals, Inc.(1)	16,612	1,423,815
Amicus Therapeutics, Inc.(1)	233,400	541,488
Bluebird Bio, Inc.(1)	18,100	487,976
Chimerix, Inc.(1)	30,100	661,598
Intrexon Corp.(1)	11,700	277,173
Ligand Pharmaceuticals, Inc., Class B(1)	19,500	843,960
NPS Pharmaceuticals, Inc.(1)	51,608	1,641,650
Orexigen Therapeutics, Inc.(1)	127,200	781,008
Receptos, Inc.(1)	29,500	766,115
		7,424,783
Building: Roofing, Wallboard & Plumbing — 1.1%
Beacon Roofing Supply, Inc.(1)	33,000	1,216,710
		1,216,710
Casinos & Gambling — 1.1%
Multimedia Games Holding Co., Inc.(1)	38,400	1,326,720
		1,326,720
Chemicals: Diversified — 0.2%
Cytec Industries, Inc.	3,100	252,216
		252,216
Chemicals: Specialty — 1.5%
Quaker Chemical Corp.	23,300	1,702,065
		1,702,065
Communications Technology — 1.3%
Aruba Networks, Inc.(1)	91,922	1,529,582
		1,529,582
Computer Services, Software & Systems — 13.0%
Aspen Technology, Inc.(1)	24,879	859,570
BroadSoft, Inc.(1)	37,458	1,349,612
Infoblox, Inc.(1)	40,400	1,689,528
InterXion Holding N.V.(1)	69,800	1,552,352

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2013 (unaudited)	Shares	Value
LogMeIn, Inc.(1)	30,600	$950,130
Proofpoint, Inc.(1)	89,900	2,887,588
QLIK Technologies, Inc.(1)	56,400	1,931,136
SPS Commerce, Inc.(1)	28,600	1,913,912
Ultimate Software Group, Inc.(1)	12,576	1,853,702
		14,987,530
Computer Technology — 0.2%
Silicon Graphics International Corp.(1)	16,700	271,375
		271,375
Consumer Lending — 2.4%
Portfolio Recovery Associates, Inc.(1)	37,949	2,274,663
Regional Management Corp.(1)	15,900	505,620
		2,780,283
Diversified Materials & Processing — 2.4%
Hexcel Corp.(1)	71,638	2,779,554
		2,779,554
Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	25,110	996,867
		996,867
Education Services — 1.5%
Grand Canyon Education, Inc.(1)	43,919	1,769,057
		1,769,057
Electronic Components — 2.0%
InvenSense, Inc.(1)	131,500	2,317,030
		2,317,030
Entertainment — 1.8%
Imax Corp.(1)	69,300	2,095,632
		2,095,632
Financial Data & Systems — 1.1%
Heartland Payment Systems, Inc.	31,559	1,253,523
		1,253,523
Foods — 2.7%
The Hain Celestial Group, Inc.(1)	26,049	2,008,899
WhiteWave Foods Co., Class A(1)	53,900	1,076,383
		3,085,282
Health Care Services — 4.6%
Acadia Healthcare Co., Inc.(1)	42,100	1,660,003
AMN Healthcare Services, Inc.(1)	106,163	1,460,803
ExamWorks Group, Inc.(1)	40,300	1,047,397
Team Health Holdings, Inc.(1)	29,053	1,102,271
		5,270,474
Household Furnishings — 0.8%
American Woodmark Corp.(1)	26,000	900,900
		900,900
Insurance: Property-Casualty — 1.5%
AmTrust Financial Services, Inc.	44,777	1,748,990
		1,748,990
Machinery: Industrial — 1.8%
DXP Enterprises, Inc.(1)	11,000	868,670

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2013 (unaudited)	Shares	Value
The Middleby Corp.(1)	5,620	$1,174,074
		2,042,744
Medical & Dental Instruments & Supplies — 2.5%
Globus Medical, Inc., Class A(1)	92,600	1,616,796
West Pharmaceutical Services, Inc.	30,572	1,258,038
		2,874,834
Medical Equipment — 2.2%
Cyberonics, Inc.(1)	21,491	1,090,453
Dexcom, Inc.(1)	52,359	1,478,095
		2,568,548
Medical Services — 1.4%
ICON PLC(1)	39,600	1,620,828
		1,620,828
Office Supplies & Equipment — 1.9%
Steelcase, Inc., Class A	132,600	2,203,812
		2,203,812
Offshore Drilling & Other Services — 0.8%
Atwood Oceanics, Inc.(1)	16,100	886,144
		886,144
Oil Well Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	9,775	1,121,681
Geospace Technologies Corp.(1)	13,468	1,135,352
RigNet, Inc.(1)	18,103	655,691
		2,912,724
Oil: Crude Producers — 2.3%
Bonanza Creek Energy, Inc.(1)	14,000	675,640
Diamondback Energy, Inc.(1)	13,500	575,640
Rosetta Resources, Inc.(1)	25,340	1,380,016
		2,631,296
Pharmaceuticals — 3.5%
Endocyte, Inc.(1)	41,000	546,530
Jazz Pharmaceuticals PLC(1)	19,000	1,747,430
Pacira Pharmaceuticals, Inc.(1)	37,500	1,803,375
		4,097,335
Production Technology Equipment — 1.0%
FEI Co.	13,300	1,167,740
		1,167,740
Recreational Vehicles & Boats — 1.2%
Drew Industries, Inc.	29,200	1,329,768
		1,329,768
Restaurants — 1.9%
Bloomin’ Brands, Inc.(1)	59,200	1,397,712
Noodles & Co.(1)	19,800	844,866
		2,242,578
Scientific Instruments: Pollution Control — 1.1%
Clean Harbors, Inc.(1)	20,800	1,220,128
		1,220,128
Securities Brokerage & Services — 2.0%
FXCM, Inc., Class A	63,800	1,260,050

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

September 30, 2013 (unaudited)	Shares	Value
MarketAxess Holdings, Inc.	17,174	$1,031,127
		2,291,177
Semiconductors & Components — 1.8%
Microsemi Corp.(1)	86,446	2,096,316
		2,096,316
Specialty Retail — 6.7%
Cabela’s, Inc.(1)	25,800	1,626,174
DSW, Inc., Class A	21,500	1,834,380
Shutterfly, Inc.(1)	28,306	1,581,739
Tile Shop Holdings, Inc.(1)	46,900	1,383,081
Vitamin Shoppe, Inc.(1)	30,646	1,340,763
		7,766,137
Telecommunications Equipment — 1.5%
Ubiquiti Networks, Inc.	53,000	1,780,270
		1,780,270
Textiles, Apparel & Shoes — 0.6%
Tumi Holdings, Inc.(1)	32,900	662,935
		662,935
Truckers — 2.8%
Old Dominion Freight Line, Inc.(1)	25,598	1,177,252
Roadrunner Transportation Systems, Inc.(1)	71,100	2,007,864
		3,185,116
Total Common Stocks (Cost $79,296,210)		111,866,596

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $3,071,000, due 10/1/2013(2)	$3,071,000	3,071,000
Total Repurchase Agreements (Cost $3,071,000)		3,071,000
Total Investments — 99.7% (Cost $82,367,210)		114,937,596
Other Assets, Net — 0.3%		393,430
Total Net Assets — 100.0%		$115,331,026

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Bond	4.625%	2/15/2040	$3,134,325

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$111,866,596	$—	$—	$111,866,596
Repurchase Agreements	—	3,071,000	—	3,071,000

Total	$111,866,596	$3,071,000	$—	$114,937,596

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International VIP Series

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 98.4%
Australia — 11.0%
Australia & New Zealand Banking Group Ltd.	73,604	$2,116,290
BHP Billiton Ltd.	134,066	4,460,738
Brambles Ltd.	194,380	1,652,984
Commonwealth Bank of Australia	35,840	2,381,931
CSL Ltd.	35,090	2,094,454
Macquarie Group Ltd.	44,874	2,010,412
REA Group Ltd.	43,260	1,527,567
Suncorp Group Ltd.	204,551	2,501,569
Westpac Banking Corp.	105,039	3,210,709
Woodside Petroleum Ltd.	92,416	3,306,975
		25,263,629
Austria — 0.7%
OMV AG	33,979	1,677,855
		1,677,855
Belgium — 0.6%
EVS Broadcast Equipment S.A.	20,489	1,321,714
		1,321,714
Denmark — 1.9%
Coloplast A/S, Class B	52,636	2,997,976
Royal UNIBREW A/S	12,042	1,430,685
		4,428,661
France — 8.3%
Accor S.A.	57,845	2,403,757
AXA S.A.	35,302	819,318
BNP Paribas S.A.	50,054	3,385,877
GDF Suez	24,792	621,431
L’Oreal S.A.	9,406	1,614,515
Societe Generale S.A.	38,768	1,931,391
Total S.A.	60,001	3,477,829
Vinci S.A.	83,090	4,837,205
		19,091,323
Germany — 7.2%
Allianz SE (Reg S)	14,972	2,355,521
Daimler AG (Reg S)	34,337	2,677,254
Deutsche Lufthansa AG (Reg S)(1)	67,946	1,325,495
Deutsche Post AG (Reg S)	112,006	3,715,019
Drillisch AG	85,912	2,070,293
Duerr AG	15,809	1,162,075
E.ON SE	34,796	619,208
Merck KGaA	1,200	187,299
ProSiebenSat.1 Media AG (Reg S)	32,672	1,388,581
Siemens AG (Reg S)	7,717	930,657
		16,431,402
Hong Kong — 3.6%
Galaxy Entertainment Group Ltd.(1)	365,357	2,567,373
MGM China Holdings Ltd.	789,354	2,645,711
Power Assets Holdings Ltd.	177,091	1,583,237
Sands China Ltd.	243,600	1,509,581
		8,305,902
Israel — 0.3%
Delek Group Ltd.	1,836	599,190
		599,190
Italy — 1.6%
Safilo Group S.p.A.(1)	31,762	623,871
Salvatore Ferragamo S.p.A.	48,324	1,665,879
UniCredit S.p.A.	207,509	1,325,116
		3,614,866

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International VIP Series

September 30, 2013 (unaudited)	Shares	Value
Japan — 17.8%
ABC-Mart, Inc.	43,000	$2,097,927
Central Japan Railway Co.	11,399	1,463,115
Daifuku Co. Ltd.	114,683	1,245,831
Fuji Heavy Industries Ltd.	59,711	1,663,884
Japan Tobacco, Inc.	76,000	2,739,780
Mitsubishi UFJ Financial Group, Inc.	123,000	788,966
Mitsui Fudosan Co. Ltd.	27,000	911,773
Mizuho Financial Group, Inc.	1,075,559	2,338,214
Nihon Kohden Corp.	29,478	1,208,464
Obic Co. Ltd.	68,450	2,213,990
Omron Corp.	81,400	2,948,618
Osaka Gas Co. Ltd.	157,465	671,257
Pigeon Corp.	33,300	1,639,615
Rohto Pharmaceutical Co. Ltd.	137,120	1,936,428
Ryohin Keikaku Co. Ltd.	12,813	1,158,251
Sumitomo Mitsui Financial Group, Inc.	63,795	3,089,302
Sumitomo Realty & Development Co. Ltd.	15,000	714,936
Sysmex Corp.	19,548	1,250,096
The Chiba Bank Ltd.	282,923	2,071,972
Tokyo Gas Co. Ltd.	123,494	677,355
Toyota Motor Corp.	57,000	3,655,838
Yahoo Japan Corp.	747,700	4,254,241
		40,739,853
Netherlands — 3.0%
DE Master Blenders 1753 NV(1)	173,978	2,926,779
Wolters Kluwer NV	157,568	4,062,478
		6,989,257
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	358,004	1,075,813
		1,075,813
Norway — 2.4%
DNB ASA	135,470	2,057,224
Statoil ASA	150,070	3,408,569
		5,465,793
Singapore — 0.8%
StarHub Ltd.	533,768	1,826,326
		1,826,326
Spain — 3.2%
Amadeus IT Holding S.A., Class A	51,264	1,817,676
Ferrovial S.A.	143,188	2,578,878
Telefonica S.A.(1)	100,855	1,567,903
Viscofan S.A.	21,958	1,255,143
		7,219,600
Sweden — 2.6%
NCC AB, Class B	62,281	1,853,591
Skandinaviska Enskilda Banken AB, Class A	197,083	2,089,128
Swedbank AB, Class A	87,679	2,042,299
		5,985,018
Switzerland — 9.4%
Actelion Ltd. (Reg S)(1)	55,733	3,957,131
Helvetia Holding AG (Reg S)	2,367	1,050,298
Roche Holding AG	30,120	8,128,586
Swiss Re AG(1)	29,503	2,444,337
The Swatch Group AG (Reg S)	30,768	3,472,325

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International VIP Series

September 30, 2013 (unaudited)	Shares	Value
U-Blox AG(1)	16,436	$1,368,163
Valiant Holding AG (Reg S)	11,625	1,143,397
		21,564,237
United Kingdom — 21.7%
Afren PLC(1)	157,441	352,196
Anglo American PLC	13,286	326,235
Antofagasta PLC	123,489	1,635,485
Ashtead Group PLC	86,418	860,080
Barclays PLC	239,641	1,024,147
British Sky Broadcasting Group PLC	322,076	4,535,316
BT Group PLC	761,297	4,215,100
Devro PLC	230,250	1,207,962
Drax Group PLC	144,200	1,590,815
Essentra PLC	140,940	1,708,798
Genus PLC	50,966	1,181,406
GlaxoSmithKline PLC	183,130	4,604,391
Glencore Xstrata PLC(1)	96,705	526,587
Legal & General Group PLC	1,047,334	3,323,353
Lloyds Banking Group PLC(1)	3,200,724	3,810,942
Next PLC	58,262	4,868,014
Reckitt Benckiser Group PLC	49,273	3,602,598
Rightmove PLC	26,752	1,025,562
Rio Tinto PLC	12,184	594,738
Royal Dutch Shell PLC, Class A	55,036	1,814,291
Schroders PLC	98,599	4,110,794
Ted Baker PLC	72,179	2,246,012
Xaar PLC	46,619	603,104
		49,767,926
United States — 1.8%
Novartis AG, ADR	45,884	3,519,762
UBS AG (Reg S)(1)	32,574	668,419
		4,188,181
Total Common Stocks (Cost $207,029,936)		225,556,546

	Shares	Value
Exchange-Traded Funds — 1.0%
United States — 1.0%
iShares MSCI EAFE ETF	35,611	2,271,626
		2,271,626
Total Exchange-Traded Funds (Cost $2,173,412)		2,271,626

	Principal Amount	Value
Repurchase Agreements — 0.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $197,000, due 10/1/2013(2)	$197,000	197,000
Total Repurchase Agreements (Cost $197,000)		197,000
Total Investments — 99.5% (Cost $209,400,348)		228,025,172
Other Assets, Net — 0.5%		1,092,698
Total Net Assets — 100.0%		$229,117,870

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International VIP Series

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	3/31/2014	$205,184

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$8,545,645	$217,010,901	*	$—	$225,556,546
Exchange-Traded Funds	2,271,626	—		—	2,271,626
Repurchase Agreements	—	197,000		—	197,000

Total	$10,817,271	$217,207,901		$—	$228,025,172

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 91.4%
Brazil — 4.3%
BRF S.A.	32,506	$792,006
Cia Paranaense de Energia, ADR	21,937	306,240
Grupo BTG Pactual	19,285	239,290
Kroton Educacional S.A.	27,198	386,685
Petroleo Brasileiro S.A., ADR	67,723	1,049,029
Sao Martinho S.A.	28,100	367,685
		3,140,935
Chile — 0.4%
CAP S.A.	12,442	276,078
		276,078
Colombia — 0.9%
Gran Tierra Energy, Inc.(1)	31,663	224,491
Pacific Rubiales Energy Corp.	21,622	424,888
		649,379
Hong Kong — 1.8%
Melco International Development Ltd.	228,888	615,149
Xinyi Glass Holdings Ltd.	730,658	675,892
		1,291,041
India — 5.0%
Emami Ltd.	66,591	516,104
HCL Technologies Ltd.	19,805	342,306
ICICI Bank Ltd., ADR	27,959	852,190
Reliance Industries Ltd.	27,154	356,426
Tata Global Beverages Ltd.	121,801	279,286
Tata Motors Ltd., ADR	29,956	797,429
Tech Mahindra Ltd.	22,790	485,199
		3,628,940
Indonesia — 1.6%
PT Bank Rakyat Indonesia (Persero) Tbk	872,500	545,800
PT Telekomunikasi Indonesia (Persero) Tbk	3,415,800	620,594
		1,166,394
Liberia — 0.2%
African Petroleum Corp. Ltd.(1)(2)	1,071,512	119,954
		119,954
Malaysia — 2.6%
AMMB Holdings Bhd	201,500	458,468
Malayan Banking Bhd	189,955	573,110
Tenaga Nasional Bhd	314,119	870,588
		1,902,166
Mexico — 4.2%
America Movil S.A.B. de C.V., ADR, Series L	25,213	499,469
Cemex S.A.B. de C.V.(1)	646,001	724,990
El Puerto de Liverpool S.A.B. de C.V., Class C1	20,500	231,476
Gruma S.A.B. de C.V., Class B(1)	123,997	691,530
Grupo Mexico S.A.B. de C.V., Series B	159,454	477,406
Megacable Holdings S.A.B. de C.V.	25,666	82,315
OHL Mexico S.A.B. de C.V.(1)	147,718	388,776
		3,095,962
Panama — 0.5%
Copa Holdings S.A., Class A	2,690	373,022
		373,022

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2013 (unaudited)	Shares	Value
People’s Republic of China — 18.7%
Agricultural Bank of China Ltd., H shares	2,182,427	$1,005,752
Baidu, Inc., ADR(1)	2,870	445,367
China Construction Bank Corp., H shares	1,732,513	1,337,437
China Merchants Bank Co. Ltd., H shares	191,000	348,291
China Mobile Ltd.	51,258	577,428
China Oilfield Services Ltd., H shares	190,000	477,325
China Overseas Land & Investment Ltd.	144,668	428,798
China Petroleum & Chemical Corp., H shares	965,594	756,900
China Railway Construction Corp. Ltd., H shares	731,468	774,744
China Resources Cement Holdings Ltd.	598,000	397,788
China Shipping Development Co. Ltd., H shares(1)	498,000	263,014
China Unicom Hong Kong Ltd.	532,325	828,732
CNOOC Ltd.	552,000	1,118,285
Great Wall Motor Co. Ltd., H shares	136,000	737,914
Lenovo Group Ltd.	498,000	520,026
NetEase, Inc., ADR	4,176	303,219
PICC Property & Casualty Co. Ltd., H shares	574,000	779,256
Shimao Property Holdings Ltd.	273,626	633,947
SouFun Holdings Ltd., ADR	6,375	329,205
Tencent Holdings Ltd.	23,406	1,230,887
Weichai Power Co. Ltd., H shares	92,000	358,213
		13,652,528
Peru — 1.3%
Credicorp Ltd.	5,139	660,156
Grana y Montero S.A., ADR(1)	13,900	277,444
		937,600
Philippines — 1.6%
Alliance Global Group, Inc.	821,715	444,301
Touch Solutions, Inc.(1)	1,476,800	305,264
Universal Robina Corp.	159,250	450,507
		1,200,072
Poland — 1.0%
LPP S.A.	91	252,636
Polskie Gornictwo Naftowe i Gazownictwo S.A.	124,848	244,791
Powszechna Kasa Oszczednosci Bank Polski S.A.	19,802	235,289
		732,716
Russia — 7.6%
Aeroflot - Russian Airlines OJSC	223,956	375,600
Gazprom OAO, ADR	124,816	1,100,877
Magnit OJSC	2,328	589,292
Magnit OJSC, GDR, (Reg S)	5,162	318,753
QIWI PLC, ADR	6,885	215,225
Rosneft OAO, GDR, (Reg S)	91,023	737,286
Sberbank of Russia, ADR	51,079	614,636
Sistema JSFC, GDR, (Reg S)	41,836	1,087,318
Yandex NV, Class A(1)	14,393	524,193
		5,563,180
Singapore — 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	346,000	302,322
		302,322
South Africa — 5.1%
African Rainbow Minerals Ltd.	21,241	416,999
Kumba Iron Ore Ltd.	8,382	387,181
Mediclinic International Ltd.	32,385	239,485
MMI Holdings Ltd.	180,595	438,806
Mondi PLC	21,318	359,710
Naspers Ltd., N shares	10,993	1,017,752
Sasol Ltd.	10,537	502,958

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2013 (unaudited)	Shares	Value
Woolworths Holdings Ltd.	54,366	$401,967
		3,764,858
South Korea — 17.7%
Hankook Tire Co. Ltd.	13,430	767,387
Hyundai Engineering & Construction Co. Ltd.	10,025	576,123
Hyundai Hysco Co. Ltd.	8,820	377,822
Hyundai Motor Co.	8,383	1,955,863
KB Financial Group, Inc.	25,496	897,635
LG Chem Ltd.	1,224	350,013
LG Hausys Ltd.	6,332	767,425
POSCO, ADR	2,055	151,330
Samsung Electronics Co. Ltd.	2,399	3,051,512
Samsung Heavy Industries Co. Ltd.	20,753	829,873
Samsung Techwin Co. Ltd.	7,623	432,240
Shinhan Financial Group Co. Ltd.	16,750	681,512
SK Hynix, Inc.(1)	23,446	660,274
SK Telecom Co. Ltd., ADR	34,061	773,185
Sung Kwang Bend Co. Ltd.	23,231	659,024
		12,931,218
Taiwan — 11.2%
Catcher Technology Co. Ltd.	83,000	439,256
Cathay Financial Holding Co. Ltd.	570,183	812,394
CTBC Financial Holding Co. Ltd.	823,000	537,386
Everlight Electronics Co. Ltd.	197,790	362,034
Fubon Financial Holding Co. Ltd.	427,663	591,892
Largan Precision Co. Ltd.	12,000	403,741
MediaTek, Inc.	76,000	938,774
Merry Electronics Co. Ltd.	106,000	294,483
Nan Ya Plastics Corp.	232,988	490,224
SinoPac Financial Holdings Co. Ltd.	232,905	107,066
Taiwan Cement Corp.	275,000	398,182
Taiwan Semiconductor Manufacturing Co. Ltd.	481,259	1,638,753
Tong Hsing Electronic Industries Ltd.	62,000	307,155
Tong Yang Industry Co. Ltd.	386,975	580,750
Toung Loong Textile Manufacturing	102,713	301,333
		8,203,423
Thailand — 2.4%
Krung Thai Bank PCL (Reg F)	909,723	559,002
PTT Global Chemical PCL (Reg F)	159,972	381,810
Quality Houses PCL (Reg F)	4,318,100	437,025
Siam Cement PCL (Reg F)	27,600	379,898
		1,757,735
Turkey — 2.2%
Akfen Holding A.S.	246,129	515,306
Dogus Otomotiv Servis ve Ticaret A.S.	67,115	291,006
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	228,607	384,521
Turkiye Vakiflar Bankasi T.A.O., Class D	167,998	383,273
		1,574,106
United Arab Emirates — 0.7%
Air Arabia PJSC	789,596	294,860
Emaar Properties PJSC	140,522	223,223
		518,083
Total Common Stocks (Cost $62,847,063)		66,781,712

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

September 30, 2013 (unaudited)	Shares	Value
Preferred Stocks — 5.6%
Brazil — 5.6%
Banco Bradesco S.A.	64,167	$879,571
Braskem S.A., Class A(1)	54,600	437,283
Gerdau S.A.	61,000	456,887
Itau Unibanco Holding S.A.	90,777	1,288,564
Vale S.A.	70,532	1,003,736
		4,066,041
Total Preferred Stocks (Cost $4,277,411)		4,066,041

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $2,018,000, due 10/1/2013(3)	$2,018,000	2,018,000
Total Repurchase Agreements (Cost $2,018,000)		2,018,000
Total Investments — 99.7% (Cost $69,142,474)		72,865,753
Other Assets, Net — 0.3%		206,744
Total Net Assets — 100.0%		$73,072,497

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	3/31/2014	$2,061,850

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$16,494,719	$50,286,993	*	$—	$66,781,712
Preferred Stocks	4,066,041	—		—	4,066,041
Repurchase Agreements	—	2,018,000		—	2,018,000

Total	$20,560,760	$52,304,993		$—	$72,865,753

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities with a value of $50,167,039 were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Asset-backed Securities — 4.7%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017(1)	$7,000,000	$7,060,725
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.314% due 4/25/2033(2)	740,085	740,013
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	3,600,000	3,658,201
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	47,695	47,982
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	450,335	447,053
CNH Equipment Trust 2012-C A4 0.87% due 9/16/2019(1)	8,000,000	7,948,136
Dominos Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)(3)	6,549,250	7,033,037
Ford Credit Floorplan Master Owner Trust 2012-5 A 1.49% due 9/15/2019(1)	5,550,000	5,525,119
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	4,539,107	4,717,194
Total Asset-backed Securities (Cost $36,663,027)		37,177,460

	Principal Amount	Value
Collateralized Mortgage Obligations — 8.9%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034(1)	2,980,721	3,101,855
Bear Stearns ALT-A Trust 2003-3 2A 2.592% due 10/25/2033(2)	3,589,399	3,583,724
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	24,774	24,736
Chase Mortgage Finance Corp. 2003-S11 3A1 5.50% due 10/25/2033	513,908	530,653
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	228,320	231,126
2006-19CB A15 6.00% due 8/25/2036	1,207,214	975,301
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	439,860	444,901
2003-11 A31 5.50% due 5/25/2033(1)	2,061,548	2,149,407
2003-J7 2A12 5.00% due 8/25/2033	1,613,557	1,649,227
2004-5 2A9 5.25% due 5/25/2034	1,139,083	1,170,266
FHLMC 1534 Z 5.00% due 6/15/2023 2663 VQ	358,701	390,463

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
5.00% due 6/15/2022	$1,895,504	$1,921,127
3227 PR 5.50% due 9/15/2035(1)	6,704,530	7,103,798
FNMA 2002-77 QG 5.50% due 12/25/2032	2,581,028	2,846,827
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	1,638,766	1,714,012
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	1,627,179	1,640,177
2005-A3 11A2 3.596% due 6/25/2035(1)(2)	5,509,994	5,428,694
Master Adjustable Rate Mortgages Trust 2004-13 3A1 2.623% due 11/21/2034(2)	3,705,995	3,823,327
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	596,786	626,130
2003-5 2A1 5.00% due 6/25/2018	571,883	595,060
Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.534% due 2/25/2035(2)	4,857,533	4,860,768
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034(1)	2,477,885	2,550,083
2004-2 A3 5.25% due 11/25/2019	423,300	440,463
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	337,228	344,968
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	722,506	741,690
2005-S3 A1 4.75% due 3/25/2020	1,481,588	1,509,337
2006-S3 A7 5.50% due 3/25/2036	957,831	843,543
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	2,154,345	2,224,622
2004-21XS 2A6A 4.74% due 12/25/2034(2)	706,778	715,821
2005-1 4A1 5.00% due 2/25/2020	886,213	904,042
Wells Fargo Mortgage Backed Securities Trust 2004-6 A4 5.50% due 6/25/2034	1,737,139	1,832,723
2004-Y 3A1 2.698% due 11/25/2034(2)	4,248,010	4,285,120
2005-1 1A1 4.75% due 1/25/2020	881,367	916,731
2005-2 2A1 4.75% due 4/25/2020(1)	752,696	775,845
2005-AR12 2A6 2.641% due 6/25/2035(1)(2)	3,806,042	3,856,601
2006-1 A3 5.00% due 3/25/2021	1,476,532	1,513,030
2006-7 1A1 5.25% due 6/25/2021	281,435	288,711
2007-13 A7 6.00% due 9/25/2037	1,283,565	1,234,199
Total Collateralized Mortgage Obligations (Cost $69,200,499)		69,789,108

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 6.8%
Building Materials — 0.4%
Generac Power Systems, Inc. Term Loan B 3.50% due 5/29/2020(2)	$1,700,000	$1,690,225
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/25/2020(2)	1,605,000	1,603,572
		3,293,797
Entertainment — 0.3%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	2,400,000	2,387,256
		2,387,256
Food And Beverage — 1.0%
Del Monte Food Co. Term Loan 4.00% due 3/8/2018(2)	1,700,000	1,691,925
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	3,990,000	3,987,247
Pinnacle Foods Finance LLC Incremental Term Loan H 3.25% due 4/29/2020(2)	2,200,000	2,174,700
		7,853,872
Gaming — 1.3%
Bally Technologies, Inc. Term Loan B 4.25% due 8/31/2020(2)	1,600,000	1,597,504
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	4,000,000	3,979,360
Scientific Games International, Inc. New Term Loan B 4.25% due 5/22/2020(2)	5,000,000	4,956,250
		10,533,114
Healthcare — 0.5%
Fresenius Medical Care Holdings, Inc. USD Term Loan A 2.016% due 10/26/2017(2)	3,138,461	3,133,754
IMS Health, Inc. USD Term Loan B1 3.75% due 9/1/2017(2)	722,834	721,627
		3,855,381
Lodging — 0.3%
Hilton Worldwide Finance LLC USD Term Loan B2 4.00% due 9/23/2020(2)	2,300,000	2,295,814
		2,295,814
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.00% due 7/17/2020(2)	1,500,000	1,501,875
		1,501,875

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Pharmaceuticals — 1.7%
Amgen, Inc. Term Loan 1.248% due 9/18/2018(2)	$4,200,000	$4,184,250
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(2)	1,944,932	1,952,420
RPI Finance Trust New Term Loan Tranche 1 3.25% due 11/9/2016(2)	5,805,297	5,824,570
New Term Loan Tranche 2 3.50% due 5/9/2018(2)	1,185,826	1,189,905
		13,151,145
Refining — 0.2%
Tesoro Corp. Term Loan B 2.511% due 1/29/2016(2)	1,592,000	1,591,013
		1,591,013
Supermarkets — 0.2%
Albertson’s LLC Incremental Term Loan B2 4.75% due 3/21/2019(2)	1,700,000	1,690,446
		1,690,446
Wireless — 0.7%
Crown Castle International Corp. New Term Loan 3.25% due 1/31/2019(2)	4,000,000	3,947,520
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	1,500,000	1,492,500
		5,440,020
Total Senior Secured Loans (Cost $53,740,589)		53,593,733

	Principal Amount	Value
Commercial Mortgage-backed Securities — 19.1%
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(1)(2)	3,800,000	4,100,219
2006-2 A4 5.924% due 5/10/2045(1)(2)	3,400,000	3,727,930
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 A4 5.358% due 9/10/2047(1)(2)	5,800,000	6,207,218
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	3,735,000	3,989,055
2005-PW10 AM 5.449% due 12/11/2040(1)(2)	3,466,000	3,714,159
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM 5.898% due 6/11/2040(2)	5,350,000	6,017,878
CD Mortgage Trust 2006-CD3 AM 5.648% due 10/15/2048	5,785,000	6,323,288
CGRBS Commercial Mortgage Trust 2013-VN05 TH 3.369% due 3/13/2023(1)	4,000,000	3,822,620

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	$385,660	$387,297
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(1)	6,320,000	6,956,854
2013-375P 3.634% due 5/10/2035(1)(2)	4,100,000	3,815,739
Commercial Mortgage Trust 2012-CR4 AM 3.251% due 10/15/2045(1)	2,200,000	2,083,952
2013-LC6 A4 2.941% due 1/10/2046	1,100,000	1,042,812
2013-LC6 AM 3.282% due 1/10/2046(1)	3,938,000	3,742,124
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(1)(3)	5,800,000	6,560,165
CS Commercial Mortgage Trust 2006-C3 A3 5.993% due 6/15/2038(2)	3,661,739	4,006,250
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(2)	2,100,000	2,241,742
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(1)(3)	4,500,000	4,982,017
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(3)	4,879,518	4,863,855
GE Capital Commercial Mortgage Corp. 2006-C1 A4 5.458% due 3/10/2044(1)(2)	7,060,000	7,588,215
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(2)	2,100,000	2,232,124
Irvine Core Office Trust 2013-IRV B 3.279% due 5/15/2048(2)(3)	2,140,000	1,949,166
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4 4.936% due 8/15/2042(1)(2)	4,280,000	4,532,208
2005-LDP5 A4 5.368% due 12/15/2044(1)(2)	4,705,000	5,042,584
2006-LDP7 AM 6.056% due 4/15/2045(1)(2)	5,240,000	5,757,319
2007-CB18 A4 5.44% due 6/12/2047(1)	7,045,000	7,782,752
2012-HSBC A 3.093% due 7/5/2032(1)(3)	3,850,000	3,714,653
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.458% due 11/12/2037(1)(2)	5,792,803	6,171,096
Morgan Stanley Capital I Trust 2005-HQ7 AAB 5.355% due 11/14/2042(2)	834,919	834,645
2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	1,655,501	1,752,508
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(1)	2,190,000	2,274,775
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(3)	3,850,000	3,559,779

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
SBA Tower Trust 2.24% due 4/15/2018(3)	$1,500,000	$1,479,192
4.254% due 4/15/2015(1)(3)	5,970,000	6,081,866
VNO Mortgage Trust 2012-6AVE A 2.996% due 11/15/2030(3)	1,925,000	1,811,371
2012-6AVE B 3.298% due 11/15/2030(3)	1,925,000	1,799,669
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	1,269,757	1,275,037
2004-C11 A5 5.215% due 1/15/2041(1)(2)	3,363,068	3,393,332
2005-C18 A4 4.935% due 4/15/2042	2,495,000	2,607,664
Total Commercial Mortgage-backed Securities (Cost $151,010,479)		150,225,129

	Principal Amount	Value
Corporate Bonds — 35.0%
Aerospace & Defense — 0.1%
Northrop Grumman Space 7.75% due 6/1/2029	500,000	613,933
		613,933
Automotive — 0.8%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020(1)	1,500,000	1,584,604
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	1,000,000	998,713
8.00% due 6/1/2014	2,250,000	2,353,624
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(3)	1,500,000	1,582,350
		6,519,291
Banking — 8.3%
Ally Financial, Inc. 4.50% due 2/11/2014(1)	1,500,000	1,513,665
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022	2,700,000	3,016,067
BB&T Corp. Sub. Nt. 5.20% due 12/23/2015(1)	2,300,000	2,494,504
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016(1)	2,500,000	2,511,367
4.50% due 1/14/2022(1)	1,400,000	1,467,245
6.125% due 11/21/2017(1)	1,400,000	1,609,971
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	1,200,000	1,356,263

Discover Bank Sub. Nt. 7.00% due 4/15/2020	1,350,000	1,590,382
Fifth Third Capital Trust IV 6.50% due 4/15/2037(2)	1,500,000	1,492,500
HSBC USA, Inc. Sub. Nt. 4.625% due 4/1/2014	700,000	713,615

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	$1,500,000	$1,777,217
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	1,900,000	1,867,900
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023	1,700,000	1,541,669
Sr. Nt. 3.45% due 3/1/2016	1,600,000	1,684,750
Sub. Nt. 5.15% due 10/1/2015	1,600,000	1,721,725
Lloyds Bank PLC 5.80% due 1/13/2020(3)	1,300,000	1,482,278
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(3)	4,000,000	4,020,880
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	1,000,000	964,034
5.95% due 12/28/2017(1)	4,000,000	4,525,512
Rabobank Nederland 3.95% due 11/9/2022	1,600,000	1,535,144
Regions Bank Sub. Nt. 7.50% due 5/15/2018(1)	4,000,000	4,704,460
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	1,600,000	1,611,872
Skandinaviska Enskilda Banken AB Sr. Nt. 1.75% due 3/19/2018(3)	4,250,000	4,162,535
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(3)	1,700,000	1,599,103
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	2,770,000	3,051,280
Sr. Nt. 5.75% due 1/24/2022	1,750,000	1,940,125
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(1)	5,200,000	5,196,542
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020	1,600,000	1,788,600
USB Realty Corp. Jr. Sub. Nt. 1.415% due 1/15/2017(2)(3)(4)	950,000	807,500
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	1,700,000	1,896,800
		65,645,505
Brokerage — 0.4%
KKR Group Finance Co. 6.375% due 9/29/2020(3)	2,600,000	2,953,366
		2,953,366
Building Materials — 0.4%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,518,884
Owens Corning, Inc. 4.20% due 12/15/2022	2,000,000	1,951,086
		3,469,970

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Chemicals — 1.3%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	$1,700,000	$1,654,200
Celanese US Holdings LLC 5.875% due 6/15/2021	3,500,000	3,657,500
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041(1)	1,300,000	1,395,121
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	551,679
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019	2,100,000	2,311,567
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(3)	750,000	751,875
		10,321,942
Diversified Manufacturing — 0.5%
ABB Finance USA, Inc. 2.875% due 5/8/2022(1)	1,700,000	1,641,658
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(3)	750,000	888,277
United Technologies Corp. Sr. Nt. 4.50% due 6/1/2042	1,600,000	1,554,242
		4,084,177
Electric — 1.0%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035(1)	750,000	785,094
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	1,515,000	1,616,697
Nevada Power Co. 6.65% due 4/1/2036	600,000	741,979
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,783,309
Union Electric Co. Sr. Sec. Nt. 3.90% due 9/15/2042	1,500,000	1,334,669
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,238,694
		7,500,442
Energy - Integrated — 0.5%
BP Capital Markets PLC 4.50% due 10/1/2020(1)	2,600,000	2,809,097
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,000,000	1,165,352
		3,974,449
Entertainment — 0.8%
Time Warner, Inc. 5.875% due 11/15/2016	4,000,000	4,530,340
7.57% due 2/1/2024	1,450,000	1,782,297
		6,312,637

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Food And Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(1)	$3,200,000	$2,767,347
Constellation Brands, Inc. 4.25% due 5/1/2023	2,800,000	2,569,000
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	1,200,000	1,327,923
		6,664,270
Gaming — 0.1%
Seminole Indian Tribe of Florida, Inc. Sr. Sec. Nt. 5.798% due 10/1/2013(3)	525,000	525,000
		525,000
Government Related — 1.3%
Abu Dhabi National Energy Co. Sr. Nt. 3.625% due 1/12/2023(3)	1,600,000	1,492,000
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(3)	1,422,600	1,556,040
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(3)	1,500,000	1,551,851
Petrobras International Finance Co. 5.875% due 3/1/2018	2,950,000	3,160,491
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(3)	2,300,000	2,685,250
		10,445,632
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	1,500,000	1,812,165
		1,812,165
Healthcare — 0.5%
Amsurg Corp. 5.625% due 11/30/2020	2,000,000	2,000,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	650,000	673,005
Fresenius Medical Care US Finance, Inc. 6.875% due 7/15/2017	1,500,000	1,665,000
		4,338,005
Home Construction — 0.5%
Toll Brothers Finance Corp. 5.875% due 2/15/2022	3,500,000	3,578,750
		3,578,750

Independent Energy — 2.4%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(1)	4,000,000	4,491,520
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	2,000,000	2,020,000
Chesapeake Energy Corp. 7.25% due 12/15/2018	2,000,000	2,265,000
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	2,300,000	2,364,559

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022(3)	$3,280,000	$3,198,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	3,200,000	2,981,427
Whiting Petroleum Corp. 6.50% due 10/1/2018	1,600,000	1,684,000
		19,004,506
Industrial - Other — 0.2%
URS Corp. 5.50% due 4/1/2022(3)	1,500,000	1,509,242
		1,509,242
Insurance - Life — 0.8%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	1,000,000	1,137,077
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2036	500,000	505,000
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,100,000	1,362,085
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(3)	800,000	858,978
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(3)	1,200,000	1,485,062
UnumProvident Finance Co. PLC 6.85% due 11/15/2015(3)	1,100,000	1,221,044
		6,569,246
Insurance P&C — 0.8%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040(1)	1,500,000	1,662,977
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	3,100,000	2,945,933
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(2)(3)	1,600,000	1,688,000
		6,296,910
Media Cable — 0.8%
Comcast Corp. 6.45% due 3/15/2037	2,000,000	2,387,820
Time Warner Cable, Inc. 5.85% due 5/1/2017	2,000,000	2,174,974
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	1,500,000	1,561,875
		6,124,669

Metals And Mining — 1.0%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019(1)	1,500,000	1,829,049
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(3)	1,600,000	1,648,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	1,500,000	1,379,548

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Steel Dynamics, Inc. 5.25% due 4/15/2023(3)	$1,750,000	$1,649,375
Vale Overseas Ltd. 6.25% due 1/23/2017	1,200,000	1,345,126
		7,851,098
Non Captive Consumer — 0.4%
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	3,000,000	3,195,000
		3,195,000
Non Captive Diversified — 1.2%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(1)(3)	3,000,000	3,105,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032	1,000,000	1,192,800
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	3,800,000	3,517,949
4.875% due 4/1/2015	1,600,000	1,654,811
		9,470,560
Oil Field Services — 1.1%
Nabors Industries, Inc. 4.625% due 9/15/2021	3,150,000	3,166,119
Transocean, Inc. 6.00% due 3/15/2018	2,550,000	2,873,253
Weatherford Bermuda 5.125% due 9/15/2020	1,500,000	1,563,816
6.50% due 8/1/2036	1,200,000	1,202,426
		8,805,614
Packaging — 0.5%
Ball Corp. 5.00% due 3/15/2022(1)	2,600,000	2,522,000
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	1,500,000	1,462,500
		3,984,500
Paper — 0.8%
Georgia-Pacific LLC 5.40% due 11/1/2020(3)	2,675,000	2,993,392
Rock Tenn Co. 4.90% due 3/1/2022	3,200,000	3,307,430
		6,300,822
Pharmaceuticals — 0.4%
Gilead Sciences, Inc. Sr. Nt. 4.40% due 12/1/2021(1)	3,150,000	3,374,280
		3,374,280
Pipelines — 1.8%
Atlas Pipeline Partners LP 4.75% due 11/15/2021(3)	2,540,000	2,295,525
Boardwalk Pipelines LP 5.75% due 9/15/2019	1,600,000	1,779,150
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	1,600,000	1,698,370

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043(1)	$2,000,000	$1,786,210
8.50% due 4/15/2014(1)	750,000	778,871
Enterprise Products Operating LLC 8.375% due 8/1/2066(1)(2)	1,600,000	1,766,000
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	3,500,000	3,773,868
		13,877,994
Railroads — 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	1,250,000	1,193,096
		1,193,096
REITs — 0.7%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	1,200,000	1,234,919
DDR Corp. Sr. Nt. 4.75% due 4/15/2018	2,000,000	2,158,780
ProLogis LP 6.875% due 3/15/2020	541,000	637,833
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021	1,600,000	1,664,395
		5,695,927
Technology — 0.9%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(1)	4,500,000	3,770,788
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(3)	2,830,000	2,978,575
		6,749,363
Transportation Services — 0.2%
Sydney Airport Finance Co. Pty Ltd. Sr. Sec. Nt. 3.90% due 3/22/2023(3)	1,600,000	1,525,648
		1,525,648
Wireless — 1.1%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(1)	3,000,000	3,261,681
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	1,500,000	1,567,319
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016	3,000,000	3,180,000
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037	350,000	382,553
		8,391,553
Wirelines — 2.2%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038(1)	2,200,000	2,377,687
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030(1)	850,000	1,177,835

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Orange S.A. Sr. Nt. 8.75% due 3/1/2031	$335,000	$445,868
Qwest Communications International, Inc. 7.125% due 4/1/2018	1,500,000	1,556,250
Telecom Italia Capital S.A. 5.25% due 11/15/2013 - 10/1/2015	2,050,000	2,085,204
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	1,250,000	1,376,320
6.55% due 9/15/2043	7,500,000	8,467,027
		17,486,191
Total Corporate Bonds (Cost $271,169,241)		276,165,753

	Principal Amount	Value
Hybrid ARMS — 0.1%
FNMA 2.44% due 8/1/2046(2)	258,149	270,246
2.693% due 12/1/2036(2)	566,258	600,981
Total Hybrid ARMS (Cost $829,154)		871,227

	Principal Amount	Value
Mortgage Pass-through Securities — 9.7%
FHLMC 4.00% due 12/1/2040 - 1/1/2041(1)	8,363,047	8,742,530
7.00% due 9/1/2038	223,765	257,409
FNMA 3.00% due 12/1/2043(5)	24,450,000	23,884,594
3.50% due 11/1/2042 - 10/1/2043(5)	8,630,410	8,785,516
4.00% due 9/1/2040 - 11/1/2040	7,427,507	7,786,188
4.50% due 10/1/2043(5)	10,100,000	10,786,485
5.00% due 4/1/2023 - 12/1/2039	6,347,858	6,875,662
5.00% due 11/1/2039(1)	3,719,295	4,033,589
5.50% due 1/1/2038 - 2/1/2039	4,242,338	4,616,598
6.00% due 8/1/2021	268,400	297,486
6.50% due 7/1/2014 - 12/1/2014	7,640	7,700
7.00% due 9/1/2014 - 6/1/2032	119,805	134,540
7.50% due 12/1/2029	142,320	168,098
8.00% due 1/1/2030 - 9/1/2030	49,406	58,213
GNMA 6.00% due 10/15/2032 - 12/15/2033	352,697	395,055
Total Mortgage Pass-through Securities (Cost $73,917,718)		76,829,663

	Principal Amount	Value
Municipal Bonds — 1.5%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality Ser. A 5.00% due 10/1/2027	1,200,000	1,323,432
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038(1)	1,600,000	1,742,656
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	1,000,000	1,136,810

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	$2,400,000	$2,623,704
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,190,000	1,323,530
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	1,600,000	1,841,408
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	1,500,000	1,731,540
Total Municipal Bonds (Cost $10,577,545)		11,723,080

	Principal Amount	Value
U.S. Government Securities — 15.7%
U.S. Treasury Bonds 2.875% due 5/15/2043	8,700,000	7,384,125
U.S. Treasury Notes 0.875% due 12/31/2016(1)	58,650,000	58,851,639
1.00% due 5/31/2018	17,830,000	17,601,562
1.375% due 7/31/2018 - 5/31/2020	40,500,000	39,706,216
Total U.S. Government Securities (Cost $122,890,204)		123,543,542

	Principal Amount	Value
Repurchase Agreements — 7.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $59,030,000, due 10/1/2013(6)	59,030,000	59,030,000
Total Repurchase Agreements (Cost $59,030,000)		59,030,000
Total Investments — 109.0% (Cost $849,028,456)		858,948,695
Other Liabilities, Net — (9.0)%		(71,167,594)
Total Net Assets — 100.0%		$787,781,101

(1)	Securities are segregated to cover to be announced securities, TBA.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2013.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $104,811,608, representing 13.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Perpetual Maturity. Maturity date presented represents the next call date.
(5)	TBA - To be announced.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2014	$60,214,158

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

The table below presents futures contracts as of September 30, 2013:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	50	12/19/2013	$6,320	$5,317
5 YR U.S. Treasury Note	Goldman Sachs & Co.	450	12/31/2013	54,471	557,401
Total					$562,718

At September 30, 2013 the Fund had entered into the following open option contract:

Number of Contracts	Put Written Options		Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
240	30 YR U.S. Treasury Note, strike @ $	137	November 2013	$164,155	$(168,750)	$(4,595)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

Transactions in options written for the nine months ended September 30, 2013:

unaudited	Contracts	Premiums
Options outstanding, December 31, 2012	—	$—
Options written	850	460,264
Options terminated in closing transactions	(610)	(296,109)
Options exercised	—	—
Options expired	—	—

Options outstanding, September 30, 2013	240	$164,155

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-backed Securities	$—	$37,177,460	$—	$37,177,460
Collateralized Mortgage Obligations	—	69,789,108	—	69,789,108
Senior Secured Loans	—	53,593,733	—	53,593,733
Commercial Mortgage-backed Securities	—	150,225,129	—	150,225,129
Corporate Bonds	—	276,165,753	—	276,165,753
Hybrid ARMS	—	871,227	—	871,227
Mortgage Pass-through Securities	—	76,829,663	—	76,829,663
Municipal Bonds	—	11,723,080	—	11,723,080
U.S. Government Securities	—	123,543,542	—	123,543,542
Repurchase Agreements	—	59,030,000	—	59,030,000
Other Financial Instruments:
Financial Futures Contracts	562,718	—	—	562,718
Written Put Options	(168,750)	—	—	(168,750)

Total	$393,968	$858,948,695	$—	$859,342,663

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Asset-backed Securities — 13.5%
Ally Auto Receivables Trust 2012-5 A4 0.85% due 1/16/2018	$835,000	$830,089
2012-SN1 A4 0.70% due 12/21/2015	700,000	700,463
Ally Master Owner Trust 2011-1 A2 2.15% due 1/15/2016	550,000	552,407
2012-1 A2 1.44% due 2/15/2017(1)	1,675,000	1,689,531
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	1,500,000	1,501,978
2013-1 A 0.602% due 2/16/2021(2)	1,800,000	1,800,000
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.314% due 4/25/2033(2)	67,862	67,856
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(3)	1,425,000	1,448,038
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	500,000	498,591
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	700,000	697,831
2013-3 A1B 0.61% due 11/20/2015(2)	2,000,000	2,000,264
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	36,925	37,147
Citibank Credit Card Issuance Trust 2004-A8 A8 4.90% due 12/12/2016	950,000	1,000,225
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	89,874	89,219
CNH Equipment Trust 2012-D A3 0.65% due 4/16/2018	1,500,000	1,498,244
Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	800,000	797,190
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	1,707,306	1,707,436
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.882% due 2/15/2017(2)(3)	985,000	1,003,080
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	2,000,000	1,978,040
GE Equipment Transportation LLC 2012-1 A3 0.99% due 11/23/2015	800,000	801,363
Harley-Davidson Motorcycle Trust 2012-1 A3 0.68% due 4/15/2017	2,000,000	2,001,722
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	1,990,000	2,097,374
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	607,739	608,336

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(3)	$583,042	$584,490
Hyundai Auto Receivables Trust 2012-A A4 0.95% due 12/15/2016	500,000	502,462
Mercedes-Benz Master Owner Trust 2012-AA A 0.79% due 11/15/2017(3)	1,400,000	1,393,868
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(3)	1,128,643	1,172,924
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,000,000	1,999,076
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	20,695	14,904
Volkswagen Auto Lease Trust 2012-A A3 0.87% due 7/20/2015	800,000	802,213
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	301,430	302,163
Total Asset-backed Securities (Cost $32,198,449)		32,178,524

	Principal Amount	Value
Collateralized Mortgage Obligations — 13.4%
Banc of America Funding Corp. 2005-D A1 2.666% due 5/25/2035(2)	1,159,610	1,174,672
Banc of America Mortgage Securities, Inc. 2003-J 2A2 3.178% due 11/25/2033(2)	818,629	823,030
Bear Stearns ALT-A Trust 2003-3 2A 2.592% due 10/25/2033(2)	818,082	816,789
2004-4 A1 0.779% due 6/25/2034(2)	906,071	838,198
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	6,071	6,062
Chase Mortgage Finance Corp. 2007-A1 2A1 2.717% due 2/25/2037(2)	284,193	284,819
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	49,470	50,078
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	26,260	26,561
2003-11 A31 5.50% due 5/25/2033	361,267	376,663
2003-50 A1 5.00% due 11/25/2018	426,194	438,509

CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	104,174	104,752
2003-8 2A1 5.00% due 4/25/2018	132,368	135,326
2004-5 5A1 5.00% due 8/25/2019	240,301	245,554

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
2004-AR5 3A1 2.591% due 6/25/2034(2)	$642,243	$640,573
2004-AR5 6A1 2.621% due 6/25/2034(2)	1,588,677	1,587,646
2004-AR7 4A1 2.592% due 11/25/2034(2)	1,441,547	1,460,295
FHLMC 1534 Z 5.00% due 6/15/2023	48,977	53,313
20 H 5.50% due 10/25/2023	26,679	29,225
4068 HA 3.00% due 10/15/2041	657,699	574,782
4105 WA 3.00% due 2/15/2041	528,439	483,902
4149 ZG 3.00% due 1/15/2033	796,815	734,451
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	139,330	142,121
FNMA 2003-63 GU 4.00% due 7/25/2033	203	204
2012-113 WA 3.00% due 3/25/2042	59,732	59,774
2012-113 ZU 3.50% due 10/25/2042	289,980	270,850
2013-20 CK 2.50% due 3/25/2043	1,699,348	1,513,924
2013-27 UA 3.00% due 12/25/2042	1,502,417	1,401,268
2013-31 NQ 3.00% due 4/25/2043	1,280,881	1,195,385
2013-32 ZM 3.00% due 4/25/2043	94,998	94,329
2013-45 ZM 4.00% due 5/25/2043	446,350	448,588
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	41,642	42,909
2004-S2 1A3 4.75% due 11/25/2019	106,840	107,694
2005-A1 3A1 4.056% due 2/25/2035(2)	350,986	353,522
2006-A2 5A1 2.753% due 11/25/2033(2)	438,023	435,894
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.673% due 4/21/2034(2)	487,142	498,134
2004-13 3A7 2.623% due 11/21/2034(2)	1,210,828	1,249,163
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	94,611	98,445
2003-9 5A2 4.75% due 10/25/2018(1)	551,785	564,349

Merrill Lynch Mortgage Investors, Inc. 2005-A2 A2 2.534% due 2/25/2035(2)	1,362,877	1,363,784
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	106,955	108,767
2004-7AR 2A1 2.471% due 9/25/2034(2)	1,112,552	1,087,337
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	221,894	228,360

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
2004-2 A2 4.75% due 11/25/2019	$153,592	$159,281
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	11,581	11,846
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	463,632	456,943
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	142,823	145,865
2005-S1 2A1 4.75% due 2/25/2020	109,475	112,381
2005-S3 A1 4.75% due 3/25/2020	84,060	85,634
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.54% due 6/25/2034(2)	1,018,912	1,039,976
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	280,745	285,092
2004-21XS 2A6A 4.74% due 12/25/2034(2)	125,577	127,184
2004-3 3A1 5.50% due 3/25/2019	124,213	127,678
2005-1 4A1 5.00% due 2/25/2020	143,473	146,359
Thornburg Mortgage Securities Trust 2004-4 3A 2.23% due 12/25/2044(2)	1,884,140	1,866,915
Wells Fargo Mortgage Backed Securities Trust 2003-J 1A9 2.649% due 10/25/2033(2)	427,156	428,936
2003-J 2A1 2.696% due 10/25/2033(2)	93,783	94,146
2003-N 2A1 4.529% due 12/25/2033(2)	223,326	226,951
2004-M A7 2.615% due 8/25/2034(2)	656,364	674,214
2004-O A1 4.964% due 8/25/2034(2)	465,236	474,715
2004-Z 2A2 2.624% due 12/25/2034(2)	308,789	311,777
2005-1 1A1 4.75% due 1/25/2020	117,820	122,548
2005-AR10 2A6 2.636% due 6/25/2035(2)	376,384	380,252
2005-AR12 2A5 2.641% due 6/25/2035(2)	693,386	706,572
2005-AR12 2A6 2.641% due 6/25/2035(2)	594,187	602,081
2005-AR16 3A2 2.675% due 3/25/2035(2)	1,156,539	1,175,492
2006-7 1A1 5.25% due 6/25/2021	43,938	45,074
Total Collateralized Mortgage Obligations (Cost $32,470,235)		31,957,913

	Principal Amount	Value
Senior Secured Loans — 9.1%
Building Materials — 0.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	750,000	743,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/25/2020(2)	$570,000	$569,493
		1,313,118
Consumer Products — 0.4%
Bombardier Recreational Products, Inc. New Term Loan 4.00% due 1/30/2019(2)	600,000	598,392
New Term Loan B 4.00% due 1/30/2019(2)	377,143	376,132
		974,524
Entertainment — 0.7%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	950,000	941,098
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	750,000	746,018
		1,687,116
Food And Beverage — 0.7%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	1,199,500	1,198,672
Pinnacle Foods Finance LLC Incremental Term Loan H 3.25% due 4/29/2020(2)	500,000	494,250
		1,692,922
Gaming — 1.8%
Bally Technologies, Inc. Term Loan B 4.25% due 8/31/2020(2)	800,000	798,752
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	900,000	897,525
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	1,147,739	1,141,816
Pinnacle Entertainment, Inc. Term Loan B1 3.75% due 8/15/2016(2)	428,750	429,929
Scientific Games International, Inc. New Term Loan B 4.25% due 5/22/2020(2)	1,000,000	991,250
		4,259,272
Healthcare — 1.5%
DaVita, Inc. Term Loan B2 4.00% due 11/1/2019(2)	845,371	847,273
Fresenius Medical Care Holdings, Inc. USD Term Loan A 2.016% due 10/26/2017(2)	771,154	769,997

Fresenius SE & Co. KGaA USD Term Loan B 2.248% due 8/7/2019(2)	1,000,000	997,250
Hologic, Inc. New Term Loan B 3.75% due 8/1/2019(2)	436,437	436,358

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
IMS Health, Inc. USD Term Loan B1 3.75% due 9/1/2017(2)	$488,063	$487,248
		3,538,126
Lodging — 0.1%
Hilton Worldwide Finance LLC USD Term Loan B2 4.00% due 9/23/2020(2)	250,000	249,545
		249,545
Media Noncable — 0.2%
Tribune Co. Exit Term Loan 4.00% due 12/31/2019(2)	496,250	495,734
		495,734
Non Captive Diversified — 0.2%
Guggenheim Partners LLC Term Loan 4.00% due 7/17/2020(2)	400,000	400,500
		400,500
Pharmaceuticals — 1.6%
Amgen, Inc. Term Loan 1.248% due 9/18/2018(2)	1,000,000	996,250
Grifols, Inc. New Term Loan B 4.25% due 6/1/2017(2)	634,058	636,499
RP Select Finance Trust Term Loan A 2.248% due 8/9/2016(2)	527,189	525,545
RPI Finance Trust New Term Loan Tranche 2 3.50% due 5/9/2018(2)	1,581,101	1,586,540
		3,744,834
Refining — 0.3%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	253,821	258,263
Tesoro Corp. Term Loan B 2.511% due 1/29/2016(2)	497,500	497,192
		755,455
Retailers — 0.2%
The Neiman Marcus Group, Inc. Extended Term Loan 4.00% due 5/16/2018(2)	475,214	474,492
		474,492
Supermarkets — 0.2%
Albertson’s LLC Incremental Term Loan B2 4.75% due 3/21/2019(2)	500,000	497,190
		497,190
Wireless — 0.7%
Crown Castle International Corp. New Term Loan 3.25% due 1/31/2019(2)	1,241,282	1,224,997

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	$400,000	$398,000
		1,622,997
Total Senior Secured Loans (Cost $21,779,582)		21,705,825

	Principal Amount	Value
Commercial Mortgage-backed Securities — 20.0%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	1,000,000	975,010
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	2,000,000	2,158,010
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	2,000,000	2,116,418
2005-5 A4 5.115% due 10/10/2045(2)	2,145,000	2,293,505
2005-6 A4 5.358% due 9/10/2047(1)(2)	1,215,000	1,300,305
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	282,636	284,082
2005-PW10 A4 5.405% due 12/11/2040(2)	1,620,000	1,730,192
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	46,389	46,586
Citigroup Commercial Mortgage Trust 2004-C1 A4 5.605% due 4/15/2040(2)	937,305	951,493
2006-C5 A4 5.431% due 10/15/2049(1)	1,800,000	1,981,382
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4 5.393% due 7/15/2044(2)	1,050,000	1,119,306
2006-CD3 A5 5.617% due 10/15/2048	2,149,000	2,356,918
Commercial Mortgage Pass-Through Certificates 2005-LP5 A4 4.982% due 5/10/2043(2)	530,000	556,769
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2035(3)	350,000	356,972
4.523% due 1/15/2035(3)	550,000	570,588
CS Commercial Mortgage Trust 2006-C3 A3 5.993% due 6/15/2038(2)	1,929,835	2,111,402
CS First Boston Mortgage Securities Corp. 1997-C2 F 7.46% due 1/17/2035(2)	71,106	71,439
2004-C2 A2 5.416% due 5/15/2036(1)(2)	1,362,000	1,368,455

GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	8,785	8,784
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	675,000	698,434

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
2005-LDP1 A4 5.038% due 3/15/2046(2)	$1,025,000	$1,065,574
2005-LDP5 A4 5.368% due 12/15/2044(2)	1,650,000	1,768,387
2005-LDP5 AM 5.41% due 12/15/2044(2)	580,000	627,329
2006-CB14 A4 5.481% due 12/12/2044(2)	1,000,000	1,075,549
2006-LDP7 AM 6.056% due 4/15/2045(2)	950,000	1,043,789
2007-CB18 A4 5.44% due 6/12/2047	1,950,000	2,154,204
LB UBS Commercial Mortgage Trust 2006-C1 A4 5.156% due 2/15/2031	400,000	430,091
2006-C6 A4 5.372% due 9/15/2039	750,000	824,597
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(2)	679,344	695,624
ML-CFC Commercial Mortgage Trust 2006-1 AM 5.703% due 2/12/2039(2)	610,000	663,389
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	1,500,000	1,477,057
Morgan Stanley Capital I 2004-HQ3 A4 4.80% due 1/13/2041	13,615	13,651
Morgan Stanley Capital I Trust 2005-HQ7 AAB 5.355% due 11/14/2042(2)	83,492	83,464
2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	1,095,829	1,160,041
2006-HQ8 A4 5.597% due 3/12/2044(2)	2,000,000	2,150,016
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	1,900,000	1,863,041
SBA Tower Trust 2.24% due 4/15/2043(3)	2,000,000	1,972,256
2.933% due 12/15/2042(3)	500,000	503,766
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	380,481	382,062
2004-C11 A5 5.215% due 1/15/2041(2)	674,710	680,782
2005-C22 A4 5.465% due 12/15/2044(2)	1,870,500	2,000,752
2006-C29 A4 5.308% due 11/15/2048	1,805,000	1,985,814
Total Commercial Mortgage-backed Securities (Cost $48,702,598)		47,677,285

	Principal Amount	Value
Corporate Bonds — 31.2%
Aerospace & Defense — 0.6%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	750,000	778,125
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	500,000	534,141
		1,312,266

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Automotive — 1.5%
Banque PSA Finance S.A. Sr. Nt. 3.375% due 4/4/2014(3)	$500,000	$503,050
Daimler Finance North America LLC 1.875% due 9/15/2014(3)	350,000	353,740
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	600,000	599,938
2.75% due 5/15/2015	1,000,000	1,022,878
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(3)	500,000	505,135
Volkswagen International Finance N.V. 1.625% due 3/22/2015(3)	500,000	506,421
		3,491,162
Banking — 8.8%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	500,000	505,928
Ally Financial, Inc. 3.125% due 1/15/2016	200,000	200,643
4.50% due 2/11/2014	450,000	454,100
Amsouth Bank Sub. Nt. 5.20% due 4/1/2015	350,000	368,636
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	750,000	787,641
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	500,000	555,397
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	1,000,000	994,963
2.125% due 7/15/2014	200,000	202,217
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	1,200,000	1,199,083
Credit Agricole S.A. 1.625% due 4/15/2016(3)	500,000	501,850
Fifth Third Capital Trust IV 6.50% due 4/15/2067(2)	650,000	646,750
HSBC USA, Inc. Sr. Nt. 1.625% due 1/16/2018	500,000	490,115
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(3)	600,000	606,330
Intesa Sanpaolo SpA Sr. Nt. 3.125% due 1/15/2016	1,000,000	998,550
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015	500,000	500,957
Lloyds Bank PLC 4.20% due 3/28/2017	500,000	535,160
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	750,000	777,660
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	1,000,000	1,004,822
3.45% due 11/2/2015	250,000	259,140
National Bank of Canada 1.50% due 6/26/2015	500,000	506,827

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Regions Bank Sub. Nt. 7.50% due 5/15/2018	$500,000	$588,057
Royal Bank of Canada Sr. Nt. 1.45% due 10/30/2014	500,000	505,712
Royal Bank of Scotland Group PLC Sr. Nt. 2.55% due 9/18/2015	500,000	510,730
Royal Bank of Scotland PLC 3.25% due 1/11/2014	500,000	503,250
Societe Generale SA 2.75% due 10/12/2017	500,000	511,750
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	500,000	518,739
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.35% due 7/18/2015	500,000	504,661
1.90% due 1/12/2015(3)	500,000	506,356
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	400,000	422,292
The Bank of New York Mellon Corp. Sr. Nt. 1.20% due 2/20/2015	300,000	302,694
The Goldman Sachs Group, Inc. Sr. Nt. 3.30% due 5/3/2015	1,750,000	1,809,565
Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	500,000	504,258
U.S. Bancorp Sr. Nt. 2.875% due 11/20/2014	500,000	514,147
Jr. Sub. Nt. 3.442% due 2/1/2016	500,000	522,547
Union Bank N.A. Sr. Nt. 2.125% due 12/16/2013	500,000	501,720
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	100,000	111,577
		20,934,824
Brokerage — 1.0%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	500,000	532,500
Jefferies Group, Inc. Sr. Nt. 3.875% due 11/9/2015	900,000	937,876
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	1,000,000	1,003,022
		2,473,398
Building Materials — 0.2%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	500,000	565,000
		565,000
Chemicals — 0.7%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	500,000	500,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	$300,000	$303,750
Ecolab, Inc. Sr. Nt. 2.375% due 12/8/2014	400,000	407,649
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	500,000	522,200
		1,733,599
Construction Machinery — 0.2%
CNH Capital LLC 3.875% due 11/1/2015	500,000	515,000
		515,000
Consumer Cyclical Services — 0.2%
ADT Corp. Sr. Nt. 2.25% due 7/15/2017	500,000	477,514
		477,514
Diversified Manufacturing — 0.6%
Danaher Corp. Sr. Nt. 1.30% due 6/23/2014	200,000	201,406
Eaton Corp. 0.95% due 11/2/2015(3)	400,000	400,043
Pentair Finance S.A. 1.35% due 12/1/2015	250,000	250,932
1.875% due 9/15/2017	500,000	491,467
		1,343,848
Electric — 1.6%
American Electric Power Co., Inc. Sr. Nt. 1.65% due 12/15/2017	300,000	294,720
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	500,000	577,063
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	200,000	212,000
FirstEnergy Corp. Sr. Nt. 2.75% due 3/15/2018	600,000	583,539
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	250,000	270,000
National Rural Utilities Cooperative Finance Corp. 1.125% due 11/1/2013	500,000	500,306
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	118,000	120,655
The Dayton Power & Light Co. 1.875% due 9/15/2016(3)	1,200,000	1,209,337
		3,767,620

Energy - Integrated — 0.2%
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	400,000	414,445
		414,445

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Entertainment — 0.3%
Time Warner, Inc. 3.15% due 7/15/2015	$800,000	$832,714
		832,714
Food And Beverage — 0.9%
Coca-Cola Enterprises, Inc. Sr. Nt. 1.125% due 11/12/2013	300,000	300,211
ConAgra Foods, Inc. Sr. Nt. 1.30% due 1/25/2016	500,000	500,522
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	250,000	251,630
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	500,000	518,737
SABMiller Holdings, Inc. 1.85% due 1/15/2015(3)	500,000	506,207
		2,077,307
Gaming — 0.0%
Seminole Indian Tribe of Florida, Inc. Sr. Sec. Nt. 5.798% due 10/1/2013(3)	105,000	105,000
		105,000
Government Related — 0.7%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	500,000	490,000
Petrobras Global Finance B.V. 2.00% due 5/20/2016	500,000	496,770
Petrobras International Finance Co. 2.875% due 2/6/2015(1)	750,000	760,884
		1,747,654
Healthcare — 0.6%
Covidien International Finance S.A. 1.35% due 5/29/2015	500,000	504,887
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	250,000	250,243
Owens & Minor, Inc. 6.35% due 4/15/2016	625,000	676,913
		1,432,043
Home Construction — 0.4%
DR Horton, Inc. 3.625% due 2/15/2018	500,000	492,500
MDC Holdings, Inc. 5.375% due 7/1/2015	500,000	528,044
		1,020,544
Independent Energy — 0.4%
Petrohawk Energy Corp. 7.875% due 6/1/2015	400,000	408,043
Woodside Finance Ltd. 5.00% due 11/15/2013(3)	600,000	602,751
		1,010,794

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Industrial - Other — 0.2%
URS Corp. 4.35% due 4/1/2017(3)	$500,000	$510,896
		510,896
Insurance - Life — 0.6%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	500,000	527,088
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.00% due 1/9/2015(3)	500,000	507,769
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	300,000	321,885
		1,356,742
Insurance P&C — 1.3%
Aspen Insurance Holdings Ltd. Sr. Nt. 6.00% due 8/15/2014	350,000	364,421
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	500,000	490,890
5.625% due 2/15/2014	500,000	509,456
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	800,000	843,989
Berkshire Hathaway Finance Corp. 1.50% due 1/10/2014	250,000	250,745
Willis Group Holdings PLC 4.125% due 3/15/2016	500,000	525,106
		2,984,607
Media Cable — 0.4%
DISH DBS Corp. 6.625% due 10/1/2014	500,000	525,000
NBCUniversal Media LLC 2.10% due 4/1/2014	500,000	504,040
		1,029,040
Media Noncable — 0.7%
News America, Inc. 5.30% due 12/15/2014	500,000	527,526
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	500,000	528,750
The Interpublic Group of Companies, Inc. Sr. Nt. 6.25% due 11/15/2014	500,000	523,750
		1,580,026
Metals And Mining — 1.3%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	700,000	717,500
BHP Billiton Finance USA Ltd. 1.125% due 11/21/2014	300,000	302,543
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(3)	500,000	515,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	300,000	300,788
Plains Exploration & Production Co. 8.625% due 10/15/2019	600,000	662,990

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Teck Resources Ltd. 2.50% due 2/1/2018	$150,000	$148,419
Xstrata Finance Canada Ltd. 2.05% due 10/23/2015(3)	250,000	250,680
2.85% due 11/10/2014(3)	250,000	253,745
		3,151,665
Non Captive Consumer — 0.3%
SLM Corp. Sr. Nt. Ser. A 5.00% due 10/1/2013	300,000	300,000
Sr. Nt. 5.00% due 4/15/2015	500,000	520,000
		820,000
Non Captive Diversified — 0.6%
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(3)	1,000,000	1,035,000
International Lease Finance Corp. Sr. Nt. 2.204% due 6/15/2016(2)	500,000	497,500
		1,532,500
Oil Field Services — 0.7%
Nabors Industries, Inc. 2.35% due 9/15/2016(3)	600,000	606,433
Weatherford International LLC 6.35% due 6/15/2017	850,000	953,738
		1,560,171
Pharmaceuticals — 1.0%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	750,000	752,714
Gilead Sciences, Inc. Sr. Nt. 2.40% due 12/1/2014	500,000	510,369
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018(3)	500,000	491,969
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016(3)	600,000	602,414
		2,357,466
Pipelines — 0.8%
Enterprise Products Operating LLC 1.25% due 8/13/2015	300,000	301,574
8.375% due 8/1/2066(2)	200,000	220,750
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(3)	500,000	512,500
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	300,000	298,500
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	500,000	518,989
		1,852,313
Refining — 0.1%
Phillips 66 1.95% due 3/5/2015	300,000	304,549
		304,549

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
REITs — 1.1%
BioMed Realty LP 3.85% due 4/15/2016	$300,000	$314,524
HCP, Inc. Sr. Nt. 5.65% due 12/15/2013	300,000	302,937
ProLogis LP 5.625% due 11/15/2015	400,000	428,734
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	560,000	621,312
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	500,000	553,963
WEA Finance LLC 5.75% due 9/2/2015(3)	400,000	435,089
		2,656,559
Retailers — 0.3%
Home Depot, Inc. Sr. Nt. 5.25% due 12/16/2013	600,000	605,933
		605,933
Supermarkets — 0.1%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	200,000	202,618
		202,618
Technology — 1.0%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	350,000	379,387
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013	500,000	500,374
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	800,000	813,478
NXP B.V. 3.50% due 9/15/2016(3)	600,000	606,000
		2,299,239
Transportation Services — 0.6%
ERAC USA Finance LLC 2.25% due 1/10/2014(3)	500,000	502,114
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2017(3)	300,000	304,626
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	500,000	525,087
		1,331,827
Wireless — 0.3%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	800,000	825,298
		825,298
Wirelines — 0.9%
British Telecommunications PLC Sr. Nt. 2.00% due 6/22/2015	300,000	305,489
Telecom Italia Capital 5.25% due 11/15/2013	500,000	502,259

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	$1,200,000	$1,236,823
		2,044,571
Total Corporate Bonds (Cost $73,594,522)		74,260,752

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	19,377	20,285
Total Hybrid ARMS (Cost $19,542)		20,285

	Principal Amount	Value
Mortgage-backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	19,033	21,894
Total Mortgage-backed Securities (Cost $19,731)		21,894

	Principal Amount	Value
Municipal Bonds — 0.5%
Illinois St. G.O. 4.511% due 3/1/2015	600,000	623,154
Puerto Rico Comwlth. Govt. Dev. Bk. Sr. Nt. Ser. A 3.448% due 2/1/2015	500,000	460,720
Total Municipal Bonds (Cost $1,116,159)		1,083,874

	Principal Amount	Value
U.S. Agencies — 0.3%
FHLMC 2.00% due 8/25/2016	600,000	621,707
Total U.S. Agencies (Cost $614,025)		621,707

	Principal Amount	Value
U.S. Government Securities — 7.7%
U.S. Treasury Notes 0.125% due 4/30/2015	1,000,000	998,164
0.25% due 2/15/2015 - 7/31/2015	11,280,000	11,276,717
0.375% due 6/15/2015	5,990,000	6,000,530
Total U.S. Government Securities (Cost $18,262,139)		18,275,411

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 7.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $18,532,000, due 10/1/2013(4)	$18,532,000	$18,532,000
Total Repurchase Agreements (Cost $18,532,000)		18,532,000
Total Investments — 103.5% (Cost $247,308,982)		246,335,470
Other Liabilities, Net — (3.5)%		(8,355,876)
Total Net Assets — 100.0%		$237,979,594

(1)	Securities are segregated for anticipated collateral requirements.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2013.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $34,100,023, representing 14.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	6/30/2014	$18,903,600

The table below presents futures contracts as of September 30, 2013:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	70	12/19/2013	$8,847	$(187,739)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-backed Securities	$—	$32,178,524	$—	$32,178,524
Collateralized Mortgage Obligations	—	31,957,913	—	31,957,913
Senior Secured Loans	—	21,705,825	—	21,705,825
Commercial Mortgage-backed Securities	—	47,677,285	—	47,677,285
Corporate Bonds	—	74,260,752	—	74,260,752
Hybrid ARMS	—	20,285	—	20,285
Mortgage-backed Securities	—	21,894	—	21,894
Municipal Bonds	—	1,083,874	—	1,083,874
U.S. Agencies	—	621,707	—	621,707
U.S. Government Securities	—	18,275,411	—	18,275,411
Repurchase Agreements	—	18,532,000	—	18,532,000
Other Financial Instruments:
Financial Futures Contracts	(187,739)	—	—	(187,739)

Total	$(187,739)	$246,335,470	$—	$246,147,731

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Senior Secured Loans — 4.4%
Gaming — 0.9%
Harrah’s Prop Co. Mezzanine Term Loan 3.682% due 2/13/2014(1)	$600,000	$584,100
		584,100
Media Noncable — 0.8%
Univision Communications, Inc. Term Loan C3 4.00% due 3/2/2020(1)	497,500	491,281
		491,281
Oil Field Services — 1.2%
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	748,125	753,736
		753,736
Retailers — 1.5%
Hudson’s Bay Co. Bridge Term Loan 8.00% due 7/29/2014(1)	1,000,000	1,000,000
		1,000,000
Total Senior Secured Loans (Cost $2,839,036)		2,829,117

	Principal Amount	Value
Corporate Bonds — 91.2%
Aerospace & Defense — 0.5%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	325,000	338,000
		338,000
Airlines — 0.3%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	200,000	199,000
		199,000
Automotive — 2.8%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(3)	70,000	78,050
Dana Holding Corp. Sr. Nt. 5.375% due 9/15/2021(3)	400,000	393,000
6.00% due 9/15/2023	270,000	267,975
General Motors Financial Co., Inc. 6.75% due 6/1/2018(3)	360,000	398,700
Schaeffler Finance B.V. Sr. Sec. Nt. 4.75% due 5/15/2021(2)	330,000	320,100
7.75% due 2/15/2017(2)	130,000	145,600
Titan International, Inc. 6.875% due 10/1/2020(2)	200,000	201,500
		1,804,925

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Banking — 1.9%
Ally Financial, Inc. 8.00% due 11/1/2031	$300,000	$337,500
Citigroup, Inc. Jr. Sub. Nt. 5.95% due 1/30/2023(1)(4)	500,000	466,250
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 9/30/2031(1)(4)	200,000	205,000
9.118% due 2/3/2014(4)	200,000	207,000
		1,215,750
Brokerage — 1.0%
E*Trade Financial Corp. Sr. Nt. 6.00% due 11/15/2017(3)	350,000	368,375
6.375% due 11/15/2019	250,000	266,250
		634,625
Building Materials — 1.0%
Norcraft Cos. LP Sec. Nt. 10.50% due 12/15/2015	270,000	279,112
Nortek, Inc. 8.50% due 4/15/2021	330,000	358,875
		637,987
Chemicals — 1.5%
Chemtura Corp. 5.75% due 7/15/2021(3)	500,000	498,750
Hexion U.S. Finance Corp. Sr. Sec. Nt. 6.625% due 4/15/2020	225,000	225,000
U.S. Coatings Acquisition, Inc. 7.375% due 5/1/2021(2)(3)	250,000	261,250
		985,000
Construction Machinery — 1.7%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(2)	200,000	211,500
Terex Corp. 6.00% due 5/15/2021(3)	300,000	303,375
The Manitowoc Co., Inc. 5.875% due 10/15/2022(3)	250,000	245,000
United Rentals North America, Inc. 6.125% due 6/15/2023	200,000	201,000
7.625% due 4/15/2022	150,000	163,125
		1,124,000
Consumer Cyclical Services — 1.6%
Live Nation Entertainment, Inc. 7.00% due 9/1/2020(2)	200,000	208,750
The ADT Corp. Sr. Nt. 6.25% due 10/15/2021(2)	600,000	609,000
The Geo Group, Inc. 6.625% due 2/15/2021	200,000	210,000
		1,027,750
Consumer Products — 1.8%
NBTY, Inc. 9.00% due 10/1/2018(3)	600,000	658,500
PC Nextco Holdings LLC 8.75% due 8/15/2019(2)(5)	330,000	330,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
SIWF Merger Sub, Inc. Sr. Sec. Nt. 6.25% due 6/1/2021(2)	$170,000	$166,600
		1,155,100
Electric — 3.9%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(2)	180,000	191,250
7.875% due 7/31/2020(2)	360,000	387,900
Covanta Holding Corp. Sr. Nt. 6.375% due 10/1/2022	330,000	338,047
Dynegy, Inc. 5.875% due 6/1/2023(2)	330,000	301,125
GenOn Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	50,000	53,000
NRG Energy, Inc. 6.625% due 3/15/2023	170,000	166,600
8.50% due 6/15/2019	400,000	429,000
The AES Corp. Sr. Nt. 7.375% due 7/1/2021	320,000	352,000
8.00% due 6/1/2020	260,000	296,400
		2,515,322
Entertainment — 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(2)	173,000	179,488
		179,488
Financial - Other — 0.6%
Nationstar Mortgage LLC 6.50% due 8/1/2018	400,000	402,000
		402,000
Gaming — 2.6%
CityCenter Holdings LLC Sr. Sec. Nt. 7.625% due 1/15/2016	200,000	209,500
MGM Resorts International 6.625% due 12/15/2021	200,000	207,000
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	350,000	383,250
PNK Finance Corp. 6.375% due 8/1/2021(2)	170,000	173,400
Scientific Games International, Inc. 6.25% due 9/1/2020	150,000	151,125
9.25% due 6/15/2019	480,000	517,200
		1,641,475
Government Related — 0.9%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(2)	525,000	576,188
		576,188
Healthcare — 6.6%
Amsurg Corp. 5.625% due 11/30/2020	400,000	400,000
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(5)	500,000	500,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
DaVita HealthCare Partners, Inc. 5.75% due 8/15/2022	$200,000	$197,750
6.625% due 11/1/2020	400,000	425,000
HCA, Inc. Sr. Sec. Nt. 7.875% due 2/15/2020	200,000	215,625
8.50% due 4/15/2019	260,000	279,500
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(2)	320,000	344,000
MPH Intermediate Holding Co. 2 Sr. Nt. 8.375% due 8/1/2018(2)(5)	170,000	174,144
Select Medical Corp. 6.375% due 6/1/2021(2)(3)	700,000	663,250
Teleflex, Inc. 6.875% due 6/1/2019	170,000	179,350
Tenet Healthcare Corp. Sr. Sec. Nt. 6.00% due 10/1/2020(2)	100,000	102,250
Sr. Nt. 8.125% due 4/1/2022(2)	200,000	208,750
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	570,000	588,525
		4,278,144
Home Construction — 2.6%
Meritage Homes Corp. 7.15% due 4/15/2020	550,000	594,000
Taylor Morrison Communities, Inc. 5.25% due 4/15/2021(2)	200,000	186,500
7.75% due 4/15/2020(2)	196,000	214,130
WCI Communities, Inc. 6.875% due 8/15/2021(2)(3)	500,000	480,000
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	200,000	200,000
		1,674,630
Independent Energy — 11.8%
Alta Mesa Holdings LP 9.625% due 10/15/2018	500,000	527,500
BreitBurn Energy Partners LP 7.875% due 4/15/2022	140,000	139,650
Chesapeake Energy Corp. 5.75% due 3/15/2023(3)	500,000	501,250
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	320,000	318,400
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	360,000	360,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021(2)	380,000	375,250
EV Energy Partners LP 8.00% due 4/15/2019	360,000	360,000
Halcon Resources Corp. 9.75% due 7/15/2020	330,000	348,975
Harvest Operations Corp. 6.875% due 10/1/2017	500,000	535,000
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022(2)	170,000	165,750
8.125% due 12/1/2019	210,000	229,425
Laredo Petroleum, Inc. 7.375% due 5/1/2022	125,000	132,500
Linn Energy LLC 6.75% due 11/1/2019(2)	300,000	282,750
7.75% due 2/1/2021	260,000	261,300

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Memorial Production Partners LP 7.625% due 5/1/2021	$400,000	$387,000
Midstates Petroleum Co., Inc. Sr. Nt. 9.25% due 6/1/2021(2)	300,000	296,250
Oasis Petroleum, Inc. 6.50% due 11/1/2021(3)	500,000	527,500
6.875% due 3/15/2022(2)	400,000	422,000
Penn Virginia Corp. 8.50% due 5/1/2020	300,000	304,500
RKI Exploration & Production LLC 8.50% due 8/1/2021(2)	400,000	402,000
Rosetta Resources, Inc. 5.625% due 5/1/2021	100,000	95,000
Samson Investment Co. Sr.Nt. 10.25% due 2/15/2020(2)	400,000	424,000
SandRidge Energy, Inc. 7.50% due 3/15/2021	200,000	202,000
		7,598,000
Industrial - Other — 1.4%
General Cable Corp. 5.75% due 10/1/2022(2)	150,000	143,625
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	330,000	341,137
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	400,000	406,000
		890,762
Insurance - Life — 1.0%
American Equity Investment Life Holding Co. 6.625% due 7/15/2021	300,000	310,500
CNO Financial Group, Inc. Sr. Sec. Nt. 6.375% due 10/1/2020(2)	300,000	313,500
		624,000
Insurance P&C — 1.3%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	250,000	255,000
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(2)	600,000	600,750
		855,750
Lodging — 1.0%
NCL Corp. Ltd. 5.00% due 2/15/2018(2)	330,000	329,175
Royal Caribbean Cruises Ltd. Sr. Nt. 5.25% due 11/15/2022	330,000	320,100
		649,275
Media Cable — 2.5%
Block Communications, Inc. Sr. Nt. 7.25% due 2/1/2020(2)	500,000	525,000
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022	260,000	254,800

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
CCO Holdings LLC 7.375% due 6/1/2020	$130,000	$140,400
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(2)	470,000	479,400
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019	220,000	240,350
		1,639,950
Media Noncable — 5.3%
DigitalGlobe, Inc. 5.25% due 2/1/2021(2)	330,000	315,150
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019	240,000	253,800
7.625% due 6/15/2021	300,000	323,250
Intelsat Jackson Holdings S.A. 7.50% due 4/1/2021	460,000	496,800
Intelsat Luxembourg S.A. 8.125% due 6/1/2023(2)	300,000	316,500
Sinclair Television Group, Inc. Sr. Nt. 6.125% due 10/1/2022	170,000	168,725
Telesat LLC Sr. Nt. 6.00% due 5/15/2017(2)	470,000	488,800
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(2)	450,000	474,750
6.875% due 5/15/2019(2)	190,000	203,300
7.875% due 11/1/2020(2)	320,000	350,000
		3,391,075
Metals And Mining — 2.3%
Commercial Metals Co. Sr. Nt. 4.875% due 5/15/2023	400,000	360,000
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(2)(3)	750,000	772,500
Steel Dynamics, Inc. 6.125% due 8/15/2019	330,000	344,025
		1,476,525
Non Captive Consumer — 1.4%
SLM Corp. Sr. Nt. 5.50% due 1/25/2023	330,000	302,143
Springleaf Finance Corp. Sr. Nt. 6.00% due 6/1/2020(2)	300,000	288,000
Stearns Holdings, Inc. Sr. Sec. Nt. 9.375% due 8/15/2020(2)	330,000	336,600
		926,743
Non Captive Diversified — 2.5%
AerCap Aviation Solutions B.V. 6.375% due 5/30/2017	300,000	318,000
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019	250,000	264,375
CIT Group, Inc. Sr. Nt. 5.00% due 8/1/2023	150,000	145,226
5.25% due 3/15/2018	270,000	282,825
5.50% due 2/15/2019(2)	150,000	157,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	$200,000	$185,155
8.625% due 9/15/2015	250,000	275,937
		1,629,018
Oil Field Services — 1.2%
Exterran Partners LP 6.00% due 4/1/2021(2)(3)	530,000	514,100
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	243,750
		757,850
Packaging — 1.5%
Plastipak Holdings, Inc. Sr. Nt. 6.50% due 10/1/2021(2)	300,000	303,000
Sealed Air Corp. 8.125% due 9/15/2019(2)	600,000	669,000
		972,000
Pharmaceuticals — 0.3%
Grifols, Inc. 8.25% due 2/1/2018	200,000	214,750
		214,750
Pipelines — 5.6%
Access Midstream Partners LP 4.875% due 5/15/2023	180,000	169,200
Atlas Pipeline Partners LP 4.75% due 11/15/2021(2)	170,000	153,638
5.875% due 8/1/2023(2)	400,000	376,000
Copano Energy LLC 7.125% due 4/1/2021	325,000	372,124
Crosstex Energy LP 7.125% due 6/1/2022	100,000	103,000
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(2)(3)	750,000	774,375
Inergy Midstream LP 6.00% due 12/15/2020(2)	330,000	327,525
MarkWest Energy Partners LP 6.50% due 8/15/2021	260,000	278,200
Martin Midstream Partners LP Sr.Nt. 7.25% due 2/15/2021	200,000	202,250
8.875% due 4/1/2018	200,000	212,000
Regency Energy Partners LP 6.50% due 7/15/2021	280,000	294,000
Targa Resources Partners LP 6.875% due 2/1/2021	150,000	160,125
Tesoro Logistics LP 6.125% due 10/15/2021	170,000	170,850
		3,593,287
Refining — 1.2%
Calumet Specialty Products Partners LP 9.375% due 5/1/2019	380,000	417,050
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020(2)	330,000	330,000
		747,050

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
REITs — 0.8%
Sabra Health Care LP 8.125% due 11/1/2018	$468,000	$503,100
		503,100
Retailers — 5.2%
99 Cents Only Stores 11.00% due 12/15/2019	500,000	560,000
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019	700,000	778,750
CDR DB Sub, Inc. Sr. Nt. 7.75% due 10/15/2020(2)	500,000	500,000
CST Brands, Inc. 5.00% due 5/1/2023(2)	430,000	405,275
Murphy Oil USA, Inc. 6.00% due 8/15/2023(2)	300,000	298,500
The Pantry, Inc. 8.375% due 8/1/2020	250,000	263,750
YCC Holdings LLC Sr. Nt. 10.25% due 2/15/2016(5)	540,000	553,500
		3,359,775
Supermarkets — 2.1%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(2)(5)	800,000	812,000
Tops Holding Corp. Sr. Sec. Nt. 8.875% due 12/15/2017(2)	200,000	219,000
Tops Holding II Corp. Sr. Nt. 8.75% due 6/15/2018(2)(5)	300,000	306,000
		1,337,000
Technology — 3.9%
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	270,000	218,700
CDW LLC 8.50% due 4/1/2019	600,000	663,000
Equinix, Inc. Sr. Nt. 4.875% due 4/1/2020	180,000	174,600
5.375% due 4/1/2023	180,000	170,100
First Data Corp. Sec. Nt. 8.75% due 1/15/2022(2)(5)	706,000	736,005
12.625% due 1/15/2021	350,000	385,000
NXP B.V. Sr. Nt. 5.75% due 3/15/2023(2)	170,000	168,300
		2,515,705
Transportation Services — 1.0%
Avis Budget Car Rental LLC 9.75% due 3/15/2020	300,000	345,750
The Hertz Corp. 7.50% due 10/15/2018	300,000	323,250
		669,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Utility — 0.7%
Niska Gas Storage U.S. LLC 8.875% due 3/15/2018	$440,000	$455,400
		455,400
Wireless — 3.9%
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(2)	360,000	373,050
MetroPCS Wireless, Inc. 6.25% due 4/1/2021(2)	80,000	80,400
7.875% due 9/1/2018	250,000	270,313
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016 - 11/15/2022	880,000	883,800
7.00% due 3/1/2020(2)	100,000	107,500
9.00% due 11/15/2018(2)	325,000	381,062
Sprint Corp. 7.875% due 9/15/2023(2)	300,000	306,000
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(2)	130,000	124,800
		2,526,925
Wirelines — 1.7%
CenturyLink, Inc. Sr. Nt. 5.625% due 4/1/2020	330,000	322,162
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	460,000	510,600
Windstream Corp. 7.875% due 11/1/2017	240,000	267,600
		1,100,362
Total Corporate Bonds (Cost $57,177,008)		58,822,686

	Shares	Value
Preferred Stocks — 0.7%
Banking — 0.7%
Regions Financial Corp.	20,000	451,200
		451,200
Total Preferred Stocks (Cost $500,000)		451,200

	Principal Amount	Value
Repurchase Agreements — 5.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $3,216,000, due 10/1/2013(6)	$3,216,000	3,216,000
Total Repurchase Agreements (Cost $3,216,000)		3,216,000
Total Investments — 101.3% (Cost $63,732,044)		65,319,003
Other Liabilities, Net — (1.3)%		(838,514)
Total Net Assets — 100.0%		$64,480,489

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2013.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2013, the aggregate market value of these securities amounted to $25,143,455, representing 39.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Security is segregated as collateral to cover margin requirements on open forwards contracts.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.75%	3/31/2014	$3,282,209

The table below presents futures contracts as of September 30, 2013:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
10 YR U.S. Treasury Note	Goldman Sachs & Co.	27	12/19/2013	$3,413	$(65,406)
5 YR U.S. Treasury Note	Goldman Sachs & Co.	14	12/31/2013	1,695	(24,003)
Total					$(89,409)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,829,117	$—	$2,829,117
Corporate Bonds	—	58,822,686	—	58,822,686
Preferred Stocks	451,200	—	—	451,200
Repurchase Agreements	—	3,216,000	—	3,216,000
Other Financial Instruments:
Financial Futures Contracts	(89,409)	—	—	(89,409)

Total	$361,791	$64,867,803	$—	$65,229,594

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Commercial Paper — 54.2%
Aerospace & Defense — 2.4%
Precision Castparts Corp. 0.10% due 10/2/2013(1)	$3,000,000	$2,999,992
		2,999,992
Agricultural — 2.4%
Cargill Global Funding PLC 0.04% due 10/7/2013(1)	3,000,000	2,999,980
		2,999,980
Chemicals — 4.7%
Air Products & Chemicals, Inc. 0.041% due 10/4/2013(1)	3,000,000	2,999,990
Praxair, Inc. 0.02% due 10/7/2013	3,000,000	2,999,990
		5,999,980
Computers — 2.4%
International Business Machines Corp. 0.03% due 10/8/2013(1)	3,000,000	2,999,983
		2,999,983
Diversified Financial Services — 2.0%
Glaxosmithkline Finance PLC 0.07% due 10/18/2013(1)	2,500,000	2,499,917
		2,499,917
Diversified Manufacturing — 2.4%
Illinois Tool Works, Inc. 0.01% due 10/9/2013(1)	3,000,000	2,999,993
		2,999,993
Electric — 4.7%
American Transmission Co. LLC 0.10% due 10/22/2013(1)	3,000,000	2,999,825
Emerson Electric Co. 0.05% due 11/22/2013(1)	3,000,000	2,999,783
		5,999,608
Electrical Equipment — 2.3%
Dover Corp. 0.07% due 10/1/2013(1)	3,000,000	3,000,000
		3,000,000
Food And Beverage — 0.8%
The Coca-Cola Co. 0.04% due 10/8/2013(1)	1,000,000	999,992
		999,992
Household Products - Wares — 4.2%
Kimberly-Clark Worldwide, Inc. 0.03% due 10/4/2013(1)	2,400,000	2,399,994
Proctor & Gamble Co. 0.07% due 10/22/2013(1)	3,000,000	2,999,877
		5,399,871
Internet — 2.4%
Google, Inc. 0.04% due 10/8/2013(1)	3,000,000	2,999,977
		2,999,977

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Oil & Gas Services — 2.3%
Exxon Mobil Corp. 0.03% due 10/1/2013	$3,000,000	$3,000,000
		3,000,000
Oil - Integrated — 2.4%
Chevron Corp. 0.05% due 10/3/2013(1)	3,000,000	2,999,992
		2,999,992
Personal Products — 2.4%
L’Oreal U.S.A., Inc. 0.04% due 10/2/2013(1)	3,000,000	2,999,997
		2,999,997
Pharmaceuticals — 7.1%
Abbot Laboratories 0.07% due 10/17/2013(1)	3,000,000	2,999,907
Novartis Finance Corp. 0.05% due 10/3/2013(1)	3,000,000	2,999,992
Roche Holdings, Inc. 0.03% due 11/25/2013(1)	3,000,000	2,999,862
		8,999,761
Refining — 2.4%
Motiva Enterprises LLC 0.08% due 10/3/2013	3,000,000	2,999,987
		2,999,987
Retailers — 2.3%
Wal-Mart Stores, Inc. 0.03% due 10/2/2013(1)	3,000,000	2,999,997
		2,999,997
Tobacco — 2.3%
Philip Morris International, Inc. 0.06% due 10/24/2013(1)	3,000,000	2,999,885
		2,999,885
Utilities - Electric & Water — 2.3%
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/29/2013	3,000,000	2,999,813
		2,999,813
Total Commercial Paper (Cost $68,898,725)		68,898,725

	Principal Amount	Value
U.S. Government Securities — 25.9%
U.S. Treasury Bills 0.033% due 10/3/2013	3,000,000	2,999,995
0.04% due 10/31/2013 - 11/21/2013	6,000,000	5,999,730
0.055% due 1/9/2014	3,000,000	2,999,542
0.056% due 1/23/2014	3,000,000	2,999,473
0.057% due 11/14/2013	3,000,000	2,999,793
0.061% due 10/10/2013	3,000,000	2,999,954
0.065% due 10/24/2013	3,000,000	2,999,875
0.071% due 11/7/2013 - 2/6/2014	6,000,000	5,999,024
0.085% due 12/19/2013	3,000,000	2,999,440
Total U.S. Government Securities (Cost $32,996,826)		32,996,826

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 20.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $25,545,000, due 10/1/2013(2)	$25,545,000	$25,545,000
Total Repurchase Agreements (Cost $25,545,000)		25,545,000
Total Investments — 100.2% (Cost $127,440,551)		127,440,551
Other Liabilities, Net — (0.2)%		(202,434)
Total Net Assets — 100.0%		$127,238,117

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2013, the aggregate market value of these securities amounted to $56,898,935, representing 44.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	2.00%	1/30/2023	$26,057,261

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$68,898,725	$—	$68,898,725
U.S. Government Securities	—	32,996,826	—	32,996,826
Repurchase Agreements	—	25,545,000	—	25,545,000

Total	$—	$127,440,551	$—	$127,440,551

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Common Stocks — 98.4%
Advertising Agencies — 0.2%
Nielsen Holdings N.V.	1,677	$61,126
Omnicom Group, Inc.	2,072	131,448
The Interpublic Group of Companies, Inc.	3,432	58,962
		251,536
Aerospace — 2.0%
General Dynamics Corp.	2,660	232,803
L-3 Communications Holdings, Inc.	731	69,080
Lockheed Martin Corp.	2,131	271,809
Northrop Grumman Corp.	1,885	179,565
Raytheon Co.	2,601	200,459
Rockwell Collins, Inc.	1,087	73,764
Textron, Inc.	2,226	61,460
The Boeing Co.	5,471	642,842
United Technologies Corp.	6,776	730,588
		2,462,370
Air Transport — 0.3%
FedEx Corp.	2,361	269,413
Southwest Airlines Co.	5,787	84,259
		353,672
Aluminum — 0.1%
Alcoa, Inc.	8,568	69,572
		69,572
Asset Management & Custodian — 0.9%
BlackRock, Inc.	1,001	270,891
Franklin Resources, Inc.	3,322	167,927
Invesco Ltd.	3,563	113,660
Legg Mason, Inc.	894	29,895
Northern Trust Corp.	1,745	94,911
State Street Corp.	3,654	240,250
T. Rowe Price Group, Inc.	2,078	149,470
		1,067,004
Auto Parts — 0.5%
BorgWarner, Inc.	940	95,307
Delphi Automotive PLC	2,330	136,119
Genuine Parts Co.	1,242	100,465
Johnson Controls, Inc.	5,488	227,752
		559,643
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,968	44,182
		44,182
Automobiles — 0.6%
Ford Motor Co.	31,495	531,321
General Motors Co.(1)	6,167	221,827
		753,148
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,209	383,591
Automatic Data Processing, Inc.	3,888	281,413
Iron Mountain, Inc.	1,345	36,342
Paychex, Inc.	2,595	105,461
Robert Half International, Inc.	1,118	43,635
		850,442
Banks: Diversified — 3.8%
Bank of America Corp.(2)	86,366	1,191,851

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
BB&T Corp.	5,622	$189,743
Comerica, Inc.	1,496	58,808
Fifth Third Bancorp	7,008	126,424
Huntington Bancshares, Inc.	6,720	55,507
KeyCorp	7,375	84,075
M&T Bank Corp.	994	111,248
Regions Financial Corp.	11,324	104,860
SunTrust Banks, Inc.	4,318	139,990
The PNC Financial Services Group, Inc.	4,242	307,333
U.S. Bancorp	14,819	542,079
Wells Fargo & Co.	39,462	1,630,570
Zions Bancorp	1,477	40,499
		4,582,987
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,809	34,471
People’s United Financial, Inc.	2,546	36,612
		71,083
Beverage: Brewers & Distillers — 0.3%
Beam, Inc.	1,303	84,239
Brown-Forman Corp., Class B	1,216	82,846
Constellation Brands, Inc., Class A(1)	1,239	71,118
Molson Coors Brewing Co., Class B	1,268	63,565
		301,768
Beverage: Soft Drinks — 1.9%
Coca-Cola Enterprises, Inc.	2,064	82,993
Dr. Pepper Snapple Group, Inc.	1,635	73,281
Monster Beverage Corp.(1)	1,170	61,133
PepsiCo, Inc.	12,389	984,925
The Coca-Cola Co.	30,686	1,162,386
		2,364,718
Biotechnology — 2.4%
AbbVie, Inc.	12,688	567,534
Alexion Pharmaceuticals, Inc.(1)	1,564	181,674
Amgen, Inc.	6,009	672,648
Baxter International, Inc.	4,342	285,226
Biogen Idec, Inc.(1)	1,902	457,926
Celgene Corp.(1)	3,342	514,434
Life Technologies Corp.(1)	1,381	103,340
Regeneron Pharmaceuticals, Inc.(1)	612	191,476
		2,974,258
Building Materials — 0.1%
Masco Corp.	2,859	60,839
Vulcan Materials Co.	1,055	54,660
		115,499
Cable Television Services — 1.3%
Cablevision Systems Corp., Class A	1,743	29,352
Comcast Corp., Class A	21,098	952,575
DIRECTV(1)	4,475	267,381
Scripps Networks Interactive, Inc., Class A	682	53,271
Time Warner Cable, Inc.	2,332	260,251
		1,562,830
Casinos & Gambling — 0.0%
International Game Technology	2,087	39,507
		39,507
Chemicals: Diversified — 1.1%
Airgas, Inc.	528	55,994
E.I. du Pont de Nemours & Co.	7,375	431,880

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Eastman Chemical Co.	1,251	$97,453
Ecolab, Inc.	2,135	210,853
FMC Corp.	1,091	78,247
Sigma-Aldrich Corp.	979	83,509
The Dow Chemical Co.	9,691	372,134
		1,330,070
Chemicals: Specialty — 0.6%
Air Products & Chemicals, Inc.	1,670	177,972
International Flavors & Fragrances, Inc.	653	53,742
LyondellBasell Industries N.V., Class A	3,043	222,839
Praxair, Inc.	2,370	284,897
		739,450
Coal — 0.1%
CONSOL Energy, Inc.	1,832	61,647
Peabody Energy Corp.	2,161	37,277
		98,924
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	427	25,492
		25,492
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,834	157,740
		157,740
Communications Technology — 2.0%
Cisco Systems, Inc.	42,816	1,002,751
Harris Corp.	878	52,065
JDS Uniphase Corp.(1)	1,895	27,875
Juniper Networks, Inc.(1)	4,056	80,552
QUALCOMM, Inc.	13,843	932,465
Seagate Technology PLC	2,557	111,843
TE Connectivity Ltd.	3,329	172,376
		2,379,927
Computer Services, Software & Systems — 5.5%
Adobe Systems, Inc.(1)	4,022	208,903
Akamai Technologies, Inc.(1)	1,424	73,621
Autodesk, Inc.(1)	1,801	74,147
CA, Inc.	2,654	78,744
Citrix Systems, Inc.(1)	1,500	105,915
Cognizant Technology Solutions Corp., Class A(1)	2,417	198,484
Computer Sciences Corp.	1,204	62,295
F5 Networks, Inc.(1)	632	54,200
Google, Inc., Class A(1)	2,153	1,885,834
Intuit, Inc.	2,237	148,336
Leidos Holdings, Inc.	570	25,924
Microsoft Corp.(2)	60,214	2,005,728
Oracle Corp.	29,437	976,425
Red Hat, Inc.(1)	1,519	70,087
Salesforce.com, Inc.(1)	4,349	225,757
Science Applications International Corp.(1)	325	10,983
Symantec Corp.	5,581	138,130
Teradata Corp.(1)	1,310	72,626
VeriSign, Inc.(1)	1,208	61,475
Yahoo! Inc.(1)	7,602	252,082
		6,729,696
Computer Technology — 5.3%
Apple, Inc.(2)	7,520	3,585,160
Dell, Inc.	11,759	161,921
EMC Corp.	16,831	430,200

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Hewlett-Packard Co.	15,451	$324,162
International Business Machines Corp.(2)	8,350	1,546,253
NetApp, Inc.	2,888	123,087
NVIDIA Corp.	4,630	72,043
SanDisk Corp.	1,950	116,045
Western Digital Corp.	1,705	108,097
		6,466,968
Consumer Electronics — 0.1%
Garmin Ltd.	890	40,219
Harman International Industries, Inc.	545	36,095
		76,314
Consumer Lending — 0.1%
SLM Corp.	3,559	88,619
		88,619
Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	9,358	522,083
H & R Block, Inc.	2,182	58,172
		580,255
Containers & Packaging — 0.2%
Ball Corp.	1,192	53,497
Bemis Co., Inc.	837	32,651
MeadWestvaco Corp.	1,427	54,768
Owens-Illinois, Inc.(1)	1,318	39,566
Sealed Air Corp.	1,581	42,988
		223,470
Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	8,318	275,159
		275,159
Cosmetics — 0.2%
Avon Products, Inc.	3,470	71,482
The Estee Lauder Companies, Inc., Class A	1,927	134,697
		206,179
Diversified Financial Services — 3.6%
Ameriprise Financial, Inc.	1,615	147,094
Capital One Financial Corp.	4,680	321,703
Citigroup, Inc.	24,378	1,182,577
JPMorgan Chase & Co.(2)	30,281	1,565,225
Leucadia National Corp.	2,364	64,396
Morgan Stanley	10,993	296,261
The Bank of New York Mellon Corp.	9,299	280,737
The Goldman Sachs Group, Inc.	3,453	546,299
		4,404,292
Diversified Manufacturing Operations — 3.6%
3M Co.	5,088	607,558
Danaher Corp.	4,662	323,170
Dover Corp.	1,371	123,157
Eaton Corp. PLC	3,791	260,972
General Electric Co.(2)	82,839	1,979,024
Honeywell International, Inc.	6,304	523,484
Illinois Tool Works, Inc.	3,320	253,216
Ingersoll-Rand PLC	2,239	145,401
Tyco International Ltd.	3,718	130,056
		4,346,038
Diversified Media — 1.0%
Discovery Communications, Inc., Class A(1)	1,961	165,548
News Corp., Class A(1)	3,987	64,031

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Time Warner, Inc.	7,468	$491,469
Twenty-First Century Fox, Inc.	15,947	534,224
		1,255,272
Diversified Retail — 2.6%
Amazon.com, Inc.(1)	2,918	912,284
Costco Wholesale Corp.	3,499	402,805
Dollar General Corp.(1)	2,414	136,294
Dollar Tree, Inc.(1)	1,794	102,545
Family Dollar Stores, Inc.	765	55,095
J.C. Penney Co., Inc.(1)	1,535	13,539
Kohl’s Corp.	1,633	84,508
Macy’s, Inc.	3,074	133,012
Nordstrom, Inc.	1,192	66,990
Target Corp.	5,141	328,921
Wal-Mart Stores, Inc.	13,126	970,799
		3,206,792
Drug & Grocery Store Chains — 1.1%
CVS Caremark Corp.	9,810	556,717
Safeway, Inc.	1,932	61,805
The Kroger Co.	4,167	168,097
Walgreen Co.	6,908	371,650
Whole Foods Market, Inc.	2,764	161,694
		1,319,963
Electronic Components — 0.3%
Amphenol Corp., Class A	1,281	99,124
Corning, Inc.	11,818	172,424
Molex, Inc.	1,125	43,335
		314,883
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,438	62,291
		62,291
Energy Equipment — 0.0%
First Solar, Inc.(1)	532	21,392
		21,392
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,305	92,603
Jacobs Engineering Group, Inc.(1)	1,059	61,612
Quanta Services, Inc.(1)	1,706	46,932
		201,147
Entertainment — 1.0%
The Walt Disney Co.	14,429	930,526
Viacom, Inc., Class B	3,575	298,799
		1,229,325
Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	835	42,752
Stericycle, Inc.(1)	700	80,780
		123,532
Fertilizers — 0.5%
CF Industries Holdings, Inc.	475	100,144
Monsanto Co.	4,277	446,391
The Mosaic Co.	2,218	95,418
		641,953
Financial Data & Systems — 2.2%
American Express Co.	7,658	578,332

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Discover Financial Services	3,929	$198,572
Equifax, Inc.	979	58,593
Fidelity National Information Services, Inc.	2,349	109,088
Fiserv, Inc.(1)	1,067	107,820
MasterCard, Inc., Class A	838	563,790
Moody’s Corp.	1,554	109,293
The Dun & Bradstreet Corp.	321	33,336
The Western Union Co.	4,464	83,298
Total System Services, Inc.	1,289	37,922
Visa, Inc., Class A	4,061	776,057
		2,656,101
Foods — 1.5%
Campbell Soup Co.	1,430	58,215
ConAgra Foods, Inc.	3,340	101,336
General Mills, Inc.	5,165	247,507
Hormel Foods Corp.	1,093	46,037
Kellogg Co.	2,029	119,163
Kraft Foods Group, Inc.	4,763	249,772
McCormick & Co., Inc.	1,057	68,388
Mead Johnson Nutrition Co.	1,623	120,524
Mondelez International, Inc., Class A	14,296	449,180
Sysco Corp.	4,760	151,511
The Hershey Co.	1,201	111,092
The JM Smucker Co.	872	91,595
Tyson Foods, Inc., Class A	2,275	64,337
		1,878,657
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,280	194,515
		194,515
Gas Pipeline — 0.4%
EQT Corp.	1,206	106,996
Kinder Morgan, Inc.	5,062	180,056
Spectra Energy Corp.	5,362	183,541
		470,593
Gold — 0.1%
Newmont Mining Corp.	3,984	111,950
		111,950
Health Care Facilities — 0.1%
DaVita HealthCare Partners, Inc.(1)	1,372	78,067
Tenet Healthcare Corp.(1)	830	34,188
		112,255
Health Care Management Services — 1.0%
Aetna, Inc.	3,031	194,045
CIGNA Corp.	2,286	175,702
Humana, Inc.	1,262	117,782
UnitedHealth Group, Inc.	8,172	585,197
WellPoint, Inc.	2,407	201,249
		1,273,975
Health Care Services — 0.6%
Cerner Corp.(1)	2,341	123,020
Express Scripts Holding Co.(1)	6,540	404,041
McKesson Corp.	1,816	232,993
		760,054
Home Building — 0.1%
D.R. Horton, Inc.	2,247	43,659
Lennar Corp., Class A	1,326	46,941
PulteGroup, Inc.	2,732	45,078
		135,678

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,920	$80,755
Starwood Hotels & Resorts Worldwide, Inc.	1,559	103,596
Wyndham Worldwide Corp.	1,089	66,396
Wynn Resorts Ltd.	640	101,127
		351,874
Household Appliances — 0.1%
Whirlpool Corp.	635	92,989
		92,989
Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	2,312	63,580
		63,580
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,145	34,522
		34,522
Insurance: Life — 0.7%
Aflac, Inc.	3,736	231,595
Lincoln National Corp.	2,151	90,321
Principal Financial Group, Inc.	2,210	94,632
Prudential Financial, Inc.	3,734	291,177
Torchmark Corp.	741	53,611
Unum Group	2,139	65,111
		826,447
Insurance: Multi-Line — 2.7%
American International Group, Inc.	11,828	575,196
Aon PLC	2,477	184,388
Assurant, Inc.	617	33,380
Berkshire Hathaway, Inc., Class B(1)	14,615	1,658,949
Genworth Financial, Inc., Class A(1)	3,951	50,533
Loews Corp.	2,462	115,074
Marsh & McLennan Companies, Inc.	4,410	192,055
MetLife, Inc.	8,773	411,892
The Hartford Financial Services Group, Inc.	3,652	113,650
		3,335,117
Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,726	255,045
Cincinnati Financial Corp.	1,178	55,555
The Allstate Corp.	3,755	189,815
The Chubb Corp.	2,077	185,393
The Progressive Corp.	4,440	120,901
The Travelers Companies, Inc.	3,016	255,666
XL Group PLC	2,321	71,533
		1,133,908
Leisure Time — 0.5%
Carnival Corp.	3,558	116,133
Expedia, Inc.	760	39,361
Priceline.com, Inc.(1)	414	418,533
TripAdvisor, Inc.(1)	895	67,877
		641,904
Luxury Items — 0.1%
Fossil Group, Inc.(1)	424	49,286
Tiffany & Co.	968	74,168
		123,454

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Machinery: Agricultural — 0.2%
Deere & Co.	3,109	$253,042
		253,042
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,268	439,193
		439,193
Machinery: Engines — 0.2%
Cummins, Inc.	1,414	187,878
		187,878
Machinery: Industrial — 0.0%
Joy Global, Inc.	863	44,048
		44,048
Machinery: Tools — 0.1%
Snap-on, Inc.	467	46,467
Stanley Black & Decker, Inc.	1,302	117,922
		164,389
Medical & Dental Instruments & Supplies — 0.7%
Becton, Dickinson and Co.	1,557	155,731
Boston Scientific Corp.(1)	10,809	126,898
CR Bard, Inc.	600	69,120
DENTSPLY International, Inc.	1,161	50,399
Edwards Lifesciences Corp.(1)	905	63,015
Patterson Companies, Inc.	671	26,974
St. Jude Medical, Inc.	2,271	121,817
Stryker Corp.	2,302	155,592
Zimmer Holdings, Inc.	1,349	110,807
		880,353
Medical Equipment — 1.0%
CareFusion Corp.(1)	1,761	64,981
Covidien PLC	3,770	229,744
Intuitive Surgical, Inc.(1)	326	122,664
Medtronic, Inc.	8,103	431,485
PerkinElmer, Inc.	897	33,862
Thermo Fisher Scientific, Inc.	2,876	265,023
Varian Medical Systems, Inc.(1)	869	64,940
		1,212,699
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	757	75,049
Quest Diagnostics, Inc.	1,267	78,288
		153,337
Metal Fabricating — 0.3%
Fastenal Co.	2,163	108,691
Precision Castparts Corp.	1,173	266,552
		375,243
Metals & Minerals: Diversified — 0.0%
Cliffs Natural Resources, Inc.	1,231	25,236
		25,236
Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	798	34,729
Pitney Bowes, Inc.	1,615	29,377
Xerox Corp.	9,838	101,233
		165,339

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	557	$34,712
		34,712
Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,540	173,814
Cameron International Corp.(1)	1,988	116,040
Ensco PLC, Class A	1,867	100,351
FMC Technologies, Inc.(1)	1,901	105,353
Halliburton Co.	6,923	333,343
Helmerich & Payne, Inc.	864	59,573
Nabors Industries Ltd.	2,365	37,982
National Oilwell Varco, Inc.	3,424	267,449
Noble Corp.	2,030	76,673
Rowan Companies PLC(1)	995	36,536
Schlumberger Ltd.	10,651	941,122
		2,248,236
Oil: Crude Producers — 2.3%
Anadarko Petroleum Corp.	4,018	373,634
Apache Corp.	3,140	267,340
Cabot Oil & Gas Corp.	3,377	126,030
Chesapeake Energy Corp.	4,158	107,609
Denbury Resources, Inc.(1)	2,990	55,046
Devon Energy Corp.	3,025	174,724
EOG Resources, Inc.	2,180	369,030
Newfield Exploration Co.(1)	1,099	30,080
Noble Energy, Inc.	2,878	192,855
Occidental Petroleum Corp.	6,455	603,801
Pioneer Natural Resources Co.	1,094	206,547
QEP Resources, Inc.	1,451	40,178
Range Resources Corp.	1,307	99,188
Southwestern Energy Co.(1)	2,817	102,482
WPX Energy, Inc.(1)	1,605	30,912
		2,779,456
Oil: Integrated — 5.2%
Chevron Corp.	15,534	1,887,381
ConocoPhillips	9,796	680,920
Exxon Mobil Corp.(2)	35,622	3,064,917
Hess Corp.	2,393	185,075
Marathon Oil Corp.	5,679	198,083
Murphy Oil Corp.	1,454	87,705
Williams Cos., Inc.	5,470	198,889
		6,302,970
Oil: Refining And Marketing — 0.5%
Marathon Petroleum Corp.	2,602	167,361
Phillips 66	4,961	286,845
Tesoro Corp.	1,089	47,894
Valero Energy Corp.	4,370	149,235
		651,335
Paints & Coatings — 0.3%
PPG Industries, Inc.	1,143	190,950
The Sherwin-Williams Co.	686	124,975
		315,925
Paper — 0.1%
International Paper Co.	3,564	159,667
		159,667
Personal Care — 2.0%
Clorox Co.	1,064	86,950
Colgate-Palmolive Co.	7,025	416,583

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Kimberly-Clark Corp.	3,082	$290,386
The Procter & Gamble Co.(2)	21,958	1,659,805
		2,453,724
Pharmaceuticals — 6.5%
Abbott Laboratories	12,489	414,510
Actavis, Inc.(1)	1,024	147,456
Allergan, Inc.	2,375	214,819
AmerisourceBergen Corp.	1,850	113,035
Bristol-Myers Squibb Co.	13,160	609,045
Cardinal Health, Inc.	2,739	142,839
Eli Lilly & Co.	7,943	399,771
Forest Laboratories, Inc.(1)	1,881	80,488
Gilead Sciences, Inc.(1)	12,221	767,967
Hospira, Inc.(1)	1,326	52,006
Johnson & Johnson(2)	22,504	1,950,872
Merck & Co., Inc.	24,192	1,151,781
Mylan, Inc.(1)	3,054	116,571
Perrigo Co.	718	88,587
Pfizer, Inc.	53,462	1,534,894
Zoetis, Inc.	4,005	124,635
		7,909,276
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	480	125,621
		125,621
Production Technology Equipment — 0.3%
Applied Materials, Inc.	9,627	168,858
KLA-Tencor Corp.	1,329	80,870
Lam Research Corp.(1)	1,304	66,752
Teradyne, Inc.(1)	1,528	25,242
		341,722
Publishing — 0.2%
Gannett Co., Inc.	1,834	49,133
McGraw Hill Financial ,Inc.	2,196	144,036
The Washington Post Co., Class B	38	23,231
		216,400
Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	4,572	252,192
		252,192
Railroads — 0.9%
CSX Corp.	8,188	210,759
Kansas City Southern	895	97,877
Norfolk Southern Corp.	2,525	195,309
Union Pacific Corp.	3,740	580,972
		1,084,917
Real Estate — 0.0%
CBRE Group, Inc. Class A(1)	2,433	56,275
		56,275
Real Estate Investment Trusts — 1.9%
American Tower Corp.	3,169	234,918
Apartment Investment & Management Co., Class A	1,169	32,662
AvalonBay Communities, Inc.	988	125,565
Boston Properties, Inc.	1,216	129,990
Equity Residential	2,568	137,568
HCP, Inc.	3,642	149,140
Health Care REIT, Inc.	2,282	142,351
Host Hotels & Resorts, Inc.	5,966	105,419
Kimco Realty Corp.	3,275	66,090

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Plum Creek Timber Co., Inc.	1,319	$61,769
Prologis, Inc.	3,992	150,179
Public Storage, Inc.	1,157	185,756
Simon Property Group, Inc.	2,491	369,241
The Macerich Co.	1,116	62,987
Ventas, Inc.	2,349	144,463
Vornado Realty Trust	1,376	115,667
Weyerhaeuser Co.	4,619	132,242
		2,346,007
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,796	115,375
		115,375
Restaurants — 1.4%
Chipotle Mexican Grill, Inc.(1)	258	110,605
Darden Restaurants, Inc.	1,051	48,651
McDonald’s Corp.	8,032	772,759
Starbucks Corp.	5,999	461,743
Yum! Brands, Inc.	3,604	257,289
		1,651,047
Scientific Instruments: Control & Filter — 0.6%
FLIR Systems, Inc.	1,137	35,702
Flowserve Corp.	1,146	71,499
Pall Corp.	903	69,567
Parker Hannifin Corp.	1,196	130,029
Rockwell Automation, Inc.	1,119	119,666
Roper Industries, Inc.	804	106,827
The ADT Corp.(1)	1,753	71,277
Waters Corp.(1)	698	74,135
		678,702
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	5,760	372,672
		372,672
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,760	141,450
		141,450
Scientific Instruments: Pollution Control — 0.3%
Pentair Ltd.	1,637	106,307
Republic Services, Inc.	2,378	79,330
Waste Management, Inc.	3,518	145,082
Xylem, Inc.	1,485	41,476
		372,195
Securities Brokerage & Services — 0.5%
CME Group, Inc.	2,461	181,819
E*TRADE Financial Corp.(1)	2,298	37,917
IntercontinentalExchange, Inc.(1)	583	105,768
NYSE Euronext	1,947	81,735
The Charles Schwab Corp.	8,819	186,433
The NASDAQ OMX Group, Inc.	956	30,678
		624,350
Semiconductors & Components — 1.7%
Advanced Micro Devices, Inc.(1)	4,866	18,491
Altera Corp.	2,565	95,315
Analog Devices, Inc.	2,469	116,166
Broadcom Corp., Class A	4,209	109,476
Intel Corp.	39,825	912,789
Linear Technology Corp.	1,869	74,125
LSI Corp.	4,403	34,432

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Microchip Technology, Inc.	1,587	$63,940
Micron Technology, Inc.(1)	8,253	144,180
Texas Instruments, Inc.	8,886	357,839
Xilinx, Inc.	2,125	99,578
		2,026,331
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A	628	22,212
AutoNation, Inc.(1)	321	16,747
AutoZone, Inc.(1)	302	127,664
Bed, Bath & Beyond, Inc.(1)	1,752	135,535
Best Buy Co., Inc.	2,161	81,038
CarMax, Inc.(1)	1,800	87,246
GameStop Corp., Class A	954	47,366
L Brands, Inc.	1,925	117,617
Lowe’s Companies, Inc.	8,592	409,065
Murphy USA, Inc.(1)	368	14,864
Netflix, Inc.(1)	450	139,144
O’Reilly Automotive, Inc.(1)	886	113,045
PetSmart, Inc.	828	63,143
Ross Stores, Inc.	1,761	128,201
Staples, Inc.	5,319	77,923
The Gap, Inc.	2,323	93,570
The Home Depot, Inc.	11,703	887,673
The TJX Companies, Inc.	5,767	325,201
Urban Outfitters, Inc.(1)	889	32,689
		2,919,943
Steel — 0.1%
Allegheny Technologies, Inc.	874	26,674
Nucor Corp.	2,546	124,805
United States Steel Corp.	1,156	23,802
		175,281
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,478	32,043
		32,043
Telecommunications Equipment — 0.2%
Crown Castle International Corp.(1)	2,349	171,548
Motorola Solutions, Inc.	2,177	129,270
		300,818
Textiles, Apparel & Shoes — 0.7%
Coach, Inc.	2,252	122,802
NIKE, Inc., Class B	5,799	421,239
PVH Corp.	647	76,793
Ralph Lauren Corp.	488	80,388
VF Corp.	702	139,733
		840,955
Tobacco — 1.6%
Altria Group, Inc.	16,093	552,794
Lorillard, Inc.	3,027	135,549
Philip Morris International, Inc.	13,103	1,134,589
Reynolds American, Inc.	2,551	124,438
		1,947,370
Toys — 0.1%
Hasbro, Inc.	931	43,887
Mattel, Inc.	2,768	115,869
		159,756
Transportation Miscellaneous — 0.5%
Expeditors International of Washington, Inc.	1,656	72,963
United Parcel Service, Inc., Class B	5,693	520,170
		593,133

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Shares	Value
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,287	$76,654
		76,654
Utilities: Electrical — 2.7%
Ameren Corp.	1,944	67,729
American Electric Power Co., Inc.	3,894	168,805
CMS Energy Corp.	2,129	56,035
Consolidated Edison, Inc.	2,347	129,414
Dominion Resources, Inc.	4,628	289,157
DTE Energy Co.	1,402	92,504
Duke Energy Corp.	5,654	377,574
Edison International	2,611	120,263
Entergy Corp.	1,428	90,235
Exelon Corp.	6,857	203,242
FirstEnergy Corp.	3,351	122,144
NextEra Energy, Inc.	3,402	272,704
Northeast Utilities	2,521	103,991
NRG Energy, Inc.	2,584	70,621
Pepco Holdings, Inc.	1,992	36,772
PG&E Corp.	3,543	144,980
Pinnacle West Capital Corp.	892	48,828
PPL Corp.	5,066	153,905
Public Service Enterprise Group, Inc.	4,054	133,498
SCANA Corp.	1,130	52,025
Southern Co.	6,974	287,189
TECO Energy, Inc.	1,639	27,109
The AES Corp.	4,965	65,985
Wisconsin Energy Corp.	1,833	74,017
Xcel Energy, Inc.	3,983	109,971
		3,298,697
Utilities: Gas Distributors — 0.4%
AGL Resources, Inc.	958	44,097
CenterPoint Energy, Inc.	3,434	82,313
NiSource, Inc.	2,500	77,225
ONEOK, Inc.	1,665	88,778
Sempra Energy	1,806	154,593
		447,006
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	634	35,434
		35,434
Utilities: Telecommunications — 2.3%
AT&T, Inc.(2)	43,102	1,457,710
CenturyLink, Inc.	4,880	153,134
Frontier Communications Corp.	7,994	33,335
Verizon Communications, Inc.	22,922	1,069,541
Windstream Holdings, Inc.	4,749	37,992
		2,751,712
Total Common Stocks (Cost $57,928,434)		119,867,051

	Principal Amount	Value
U.S. Government Securities — 0.1%
U.S. Treasury Note 3.125% due 5/15/2019(2)	$145,000	157,110
Total U.S. Government Securities (Cost $143,084)		157,110

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

September 30, 2013 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 9/30/2013, maturity value of $1,723,000, due 10/1/2013(3)	$1,723,000	$1,723,000
Total Repurchase Agreements (Cost $1,723,000)		1,723,000
Total Investments — 99.9% (Cost $59,794,518)		121,747,161
Other Assets, Net — 0.1%		63,333
Total Net Assets — 100.0%		$121,810,494

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S Treasury Note	1.75%	3/31/2014	$1,759,586

The table below presents futures contracts as of September 30, 2013:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	23	12/20/2013	$1,925	$(4,738)

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$119,867,051	$—	$—	$119,867,051
U.S. Government Securities	—	157,110	—	157,110
Repurchase Agreements	—	1,723,000	—	1,723,000
Other Financial Instruments:
Financial Futures Contracts	(4,738)	—	—	(4,738)

Total	$119,862,313	$1,880,110	$—	$121,742,423

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2013, for each Fund is listed in the chart below. The net unrealized appreciation/depreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Large Cap Alpha VIP Series	$927,911,057	$172,130,147	$185,775,878	$(13,645,731)
RS Small Cap Growth Equity VIP Series	82,725,484	32,212,112	33,035,987	(823,875)
RS International VIP Series	210,251,221	17,773,951	18,249,827	(475,876)
RS Emerging Markets VIP Series	70,678,395	2,187,358	5,248,487	(3,061,129)
RS Investment Quality Bond VIP Series	849,029,051	9,919,644	19,689,463	(9,769,819)
RS Low Duration Bond VIP Series	247,309,127	(973,657)	1,216,132	(2,189,789)
RS High Yield VIP Series	63,732,044	1,586,959	2,253,062	(666,103)
RS Money Market VIP Series	127,440,551	—	—	—
RS S&P 500 Index VIP Series	67,146,734	54,600,427	55,918,773	(1,318,346)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2013, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2013 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS Emerging Market VIP Series
Common Stocks	$—	$(887,341)	$887,341	$—	$—	$—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within
Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities The following is a summary of the fair valuation of the Fund’s derivative instruments at September 30, 2013.

Fund	Derivative Instrument Type	Value
RS Investment Quality Bond VIP Series	Financial Futures Contracts	$562,718
	Written Put Option Contracts	(168,750)
RS Low Duration Bond VIP Series	Financial Futures Contracts	(187,739)
RS High Yield VIP Series	Financial Futures Contracts	(89,409)
RS S&P 500 Index VIP Series	Financial Futures Contracts	(4,738)

RS Investment Quality Bond VIP Series used exchange-traded U.S. Treasury options on U.S. Treasury futures to generate income and manage interest rate exposure. RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, RS High Yield VIP Series and RS S&P 500 Index VIP Series entered into financial futures contracts as a substitute for the purchase or sale of securities or when there was significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual report to shareholders files on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 15, 2013

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer
(Principal Financial Officer)

Date:	November 15, 2013